GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Automobiles & Components – 2.7%
1,390	Aptiv PLC*	$ 108,712
1,171	BorgWarner, Inc.	36,769
19,994	Ford Motor Co.	223,933
7,388	General Motors Co.	237,081
13,474	Tesla, Inc.*	3,573,979

		4,180,474

Banks – 3.7%
35,329	Bank of America Corp.	1,066,936
9,869	Citigroup, Inc.	411,241
2,243	Citizens Financial Group, Inc.	77,069
682	Comerica, Inc.	48,490
3,506	Fifth Third Bancorp	112,052
904	First Republic Bank	118,017
7,207	Huntington Bancshares, Inc.	94,988
14,827	JPMorgan Chase & Co.	1,549,422
4,638	KeyCorp	74,301
893	M&T Bank Corp.	157,454
2,065	PNC Financial Services Group, Inc. (The)	308,552
4,763	Regions Financial Corp.	95,593
333	Signature Bank	50,283
296	SVB Financial Group*	99,391
6,755	Truist Financial Corp.	294,113
6,858	US Bancorp	276,515
19,158	Wells Fargo & Co.	770,535
808	Zions Bancorp NA	41,095

		5,646,047

Capital Goods – 5.3%
2,797	3M Co.	309,069
647	A O Smith Corp.	31,431
475	Allegion PLC	42,598
1,163	AMETEK, Inc.	131,896
2,825	Boeing Co. (The)*	342,051
4,264	Carrier Global Corp.	151,628
2,667	Caterpillar, Inc.	437,601
706	Cummins, Inc.	143,678
1,403	Deere & Co.	468,448
736	Dover Corp.	85,803
2,023	Eaton Corp. PLC	269,787
3,009	Emerson Electric Co.	220,319
2,901	Fastenal Co.	133,562
1,798	Fortive Corp.	104,823
676	Fortune Brands Home & Security, Inc.	36,294

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
318	Generac Holdings, Inc.*	$ 56,649
1,133	General Dynamics Corp.	240,389
5,589	General Electric Co.	346,015
3,426	Honeywell International, Inc.	572,039
1,821	Howmet Aerospace, Inc.	56,324
196	Huntington Ingalls Industries, Inc.	43,414
386	IDEX Corp.	77,142
1,437	Illinois Tool Works, Inc.	259,594
2,032	Ingersoll Rand, Inc.	87,904
3,461	Johnson Controls International PLC	170,350
974	L3Harris Technologies, Inc.	202,426
1,190	Lockheed Martin Corp.	459,685
1,192	Masco Corp.	55,655
267	Nordson Corp.	56,676
741	Northrop Grumman Corp.	348,507
2,103	Otis Worldwide Corp.	134,171
1,788	PACCAR, Inc.	149,638
649	Parker-Hannifin Corp.	157,259
883	Pentair PLC	35,876
732	Quanta Services, Inc.	93,249
7,466	Raytheon Technologies Corp.	611,167
597	Rockwell Automation, Inc.	128,421
268	Snap-on, Inc.	53,962
728	Stanley Black & Decker, Inc.	54,753
1,098	Textron, Inc.	63,969
1,164	Trane Technologies PLC	168,559
258	TransDigm Group, Inc.	135,404
360	United Rentals, Inc.*	97,243
936	Westinghouse Air Brake Technologies Corp.	76,144
216	W.W. Grainger, Inc.	105,665
900	Xylem, Inc.	78,624

		8,085,861

Commercial & Professional Services – 0.9%
439	Cintas Corp.	170,415
1,100	Copart, Inc.*	117,040
2,013	CoStar Group, Inc.*	140,205
616	Equifax, Inc.	105,601
654	Jacobs Solutions, Inc.	70,953
714	Leidos Holdings, Inc.	62,454
1,766	Nielsen Holdings PLC	48,954
1,049	Republic Services, Inc.	142,706
552	Robert Half International, Inc.	42,228
1,137	Rollins, Inc.	39,431

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
787	Verisk Analytics, Inc.	$ 134,207
1,897	Waste Management, Inc.	303,918

		1,378,112

Consumer Durables & Apparel – 0.8%
1,580	D.R. Horton, Inc.	106,413
804	Garmin Ltd.	64,569
665	Hasbro, Inc.	44,834
1,328	Lennar Corp., Class A	99,002
277	Mohawk Industries, Inc.*	25,260
1,773	Newell Brands, Inc.	24,627
6,390	NIKE, Inc., Class B	531,137
16	NVR, Inc.*	63,793
1,244	PulteGroup, Inc.	46,650
249	Ralph Lauren Corp.	21,148
1,259	Tapestry, Inc.	35,793
1,636	VF Corp.	48,933
281	Whirlpool Corp.	37,882

		1,150,041

Consumer Services – 1.9%
202	Booking Holdings, Inc.*	331,928
1,118	Caesars Entertainment, Inc.*	36,067
4,349	Carnival Corp.*	30,573
141	Chipotle Mexican Grill, Inc.*	211,889
635	Darden Restaurants, Inc.	80,213
183	Domino’s Pizza, Inc.	56,767
764	Expedia Group, Inc.*	71,579
1,406	Hilton Worldwide Holdings, Inc.	169,592
1,671	Las Vegas Sands Corp.*	62,696
1,391	Marriott International, Inc., Class A	194,935
3,717	McDonald’s Corp.	857,661
1,605	MGM Resorts International	47,701
2,072	Norwegian Cruise Line Holdings Ltd.*	23,538
1,164	Royal Caribbean Cruises Ltd.*	44,116
5,829	Starbucks Corp.	491,151
517	Wynn Resorts Ltd.*	32,586
1,439	Yum! Brands, Inc.	153,023

		2,896,015

Diversified Financials – 5.0%
3,050	American Express Co.	411,475
554	Ameriprise Financial, Inc.	139,580
3,749	Bank of New York Mellon Corp. (The)	144,411

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
9,144	Berkshire Hathaway, Inc., Class B*	$ 2,441,631
767	BlackRock, Inc.	422,065
1,930	Capital One Financial Corp.	177,888
525	Cboe Global Markets, Inc.	61,619
7,665	Charles Schwab Corp. (The)	550,884
1,824	CME Group, Inc.	323,085
1,389	Discover Financial Services	126,288
189	FactSet Research Systems, Inc.	75,621
1,440	Franklin Resources, Inc.	30,989
1,725	Goldman Sachs Group, Inc. (The)(a)	505,511
2,830	Intercontinental Exchange, Inc.	255,691
1,729	Invesco Ltd.	23,687
190	MarketAxess Holdings, Inc.	42,273
792	Moody’s Corp.	192,543
6,810	Morgan Stanley	538,058
410	MSCI, Inc.	172,934
1,728	Nasdaq, Inc.	97,943
1,045	Northern Trust Corp.	89,410
973	Raymond James Financial, Inc.	96,152
1,733	S&P Global, Inc.	529,172
1,847	State Street Corp.	112,316
2,390	Synchrony Financial	67,374
1,168	T. Rowe Price Group, Inc.	122,652

		7,751,252

Energy – 4.6%
1,724	APA Corp.	58,944
4,625	Baker Hughes Co.	96,940
9,119	Chevron Corp.	1,310,127
6,428	ConocoPhillips	657,842
4,130	Coterra Energy, Inc.	107,876
3,092	Devon Energy Corp.	185,922
873	Diamondback Energy, Inc.	105,162
2,970	EOG Resources, Inc.	331,838
1,869	EQT Corp.	76,162
21,110	Exxon Mobil Corp.	1,843,114
4,528	Halliburton Co.	111,479
1,393	Hess Corp.	151,823
10,017	Kinder Morgan, Inc.	166,683
3,528	Marathon Oil Corp.	79,662
2,536	Marathon Petroleum Corp.	251,901
3,789	Occidental Petroleum Corp.	232,834
2,302	ONEOK, Inc.	117,954
2,431	Phillips 66	196,230

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
1,214	Pioneer Natural Resources Co.	$ 262,867
7,146	Schlumberger NV	256,541
2,003	Valero Energy Corp.	214,021
6,134	Williams Cos., Inc. (The)	175,616

		6,991,538

Food & Staples Retailing – 1.6%
2,247	Costco Wholesale Corp.	1,061,191
3,261	Kroger Co. (The)	142,669
2,578	Sysco Corp.	182,290
3,685	Walgreens Boots Alliance, Inc.	115,709
7,146	Walmart, Inc.	926,836

		2,428,695

Food, Beverage & Tobacco – 3.7%
9,076	Altria Group, Inc.	366,489
2,848	Archer-Daniels-Midland Co.	229,122
944	Brown-Forman Corp., Class B	62,842
1,039	Campbell Soup Co.	48,958
19,671	Coca-Cola Co. (The)	1,101,969
2,395	Conagra Brands, Inc.	78,149
800	Constellation Brands, Inc., Class A	183,744
3,048	General Mills, Inc.	233,507
737	Hershey Co. (The)	162,486
1,469	Hormel Foods Corp.	66,751
549	J M Smucker Co. (The)	75,438
1,291	Kellogg Co.	89,931
4,321	Keurig Dr Pepper, Inc.	154,778
3,572	Kraft Heinz Co. (The)	119,126
724	Lamb Weston Holdings, Inc.	56,023
1,250	McCormick & Co., Inc.	89,088
949	Molson Coors Beverage Co., Class B	45,543
6,921	Mondelez International, Inc., Class A	379,478
1,934	Monster Beverage Corp.*	168,181
6,975	PepsiCo, Inc.	1,138,739
7,827	Philip Morris International, Inc.	649,719
1,501	Tyson Foods, Inc., Class A	98,961

		5,599,022

Health Care Equipment & Services – 6.3%
8,847	Abbott Laboratories	856,036
241	ABIOMED, Inc.*	59,204
375	Align Technology, Inc.*	77,666
754	AmerisourceBergen Corp.	102,039

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
2,593	Baxter International, Inc.	$ 139,659
1,446	Becton Dickinson and Co.	322,212
7,248	Boston Scientific Corp.*	280,715
1,383	Cardinal Health, Inc.	92,218
2,878	Centene Corp.*	223,937
1,552	Cigna Corp.	430,633
254	Cooper Cos., Inc. (The)	67,031
6,670	CVS Health Corp.	636,118
264	DaVita, Inc.*	21,851
1,041	DENTSPLY SIRONA, Inc.	29,512
1,982	Dexcom, Inc.*	159,630
3,152	Edwards Lifesciences Corp.*	260,450
1,213	Elevance Health, Inc.	550,993
1,095	HCA Healthcare, Inc.	201,250
677	Henry Schein, Inc.*	44,526
1,290	Hologic, Inc.*	83,231
641	Humana, Inc.	311,007
417	IDEXX Laboratories, Inc.*	135,859
1,799	Intuitive Surgical, Inc.*	337,205
465	Laboratory Corp. of America Holdings	95,237
733	McKesson Corp.	249,125
6,757	Medtronic PLC	545,628
294	Molina Healthcare, Inc.*	96,973
613	Quest Diagnostics, Inc.	75,209
754	ResMed, Inc.	164,598
500	STERIS PLC	83,140
1,708	Stryker Corp.	345,938
243	Teleflex, Inc.	48,955
4,739	UnitedHealth Group, Inc.	2,393,385
336	Universal Health Services, Inc., Class B	29,628
1,053	Zimmer Biomet Holdings, Inc.	110,091

		9,660,889

Household & Personal Products – 1.6%
1,241	Church & Dwight Co., Inc.	88,657
615	Clorox Co. (The)	78,960
4,251	Colgate-Palmolive Co.	298,633
1,174	Estee Lauder Cos., Inc. (The), Class A	253,466
1,705	Kimberly-Clark Corp.	191,881
12,102	Procter & Gamble Co. (The)	1,527,877

		2,439,474

Insurance – 2.2%
2,924	Aflac, Inc.	164,329

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,382	Allstate Corp. (The)	$ 172,101
3,867	American International Group, Inc.	183,605
1,077	Aon PLC, Class A	288,496
1,079	Arthur J Gallagher & Co.	184,746
273	Assurant, Inc.	39,659
1,163	Brown & Brown, Inc.	70,338
2,108	Chubb Ltd.	383,403
760	Cincinnati Financial Corp.	68,073
202	Everest Re Group Ltd.	53,013
443	Globe Life, Inc.	44,167
1,610	Hartford Financial Services Group, Inc. (The)	99,723
752	Lincoln National Corp.	33,020
1,037	Loews Corp.	51,684
2,515	Marsh & McLennan Cos., Inc.	375,464
3,407	MetLife, Inc.	207,078
1,205	Principal Financial Group, Inc.	86,941
2,967	Progressive Corp. (The)	344,795
1,894	Prudential Financial, Inc.	162,467
1,193	Travelers Cos., Inc. (The)	182,768
1,063	W R Berkley Corp.	68,649
559	Willis Towers Watson PLC	112,325

		3,376,844

Materials – 2.5%
1,124	Air Products and Chemicals, Inc.	261,589
590	Albemarle Corp.	156,020
7,523	Amcor PLC	80,722
415	Avery Dennison Corp.	67,520
1,639	Ball Corp.	79,196
534	Celanese Corp.	48,242
1,013	CF Industries Holdings, Inc.	97,501
3,647	Corteva, Inc.	208,426
3,674	Dow, Inc.	161,399
2,563	DuPont de Nemours, Inc.	129,175
638	Eastman Chemical Co.	45,330
1,257	Ecolab, Inc.	181,536
657	FMC Corp.	69,445
7,192	Freeport-McMoRan, Inc.	196,557
1,286	International Flavors & Fragrances, Inc.	116,807
1,894	International Paper Co.	60,040
2,516	Linde PLC (United Kingdom)	678,288
1,320	LyondellBasell Industries NV, Class A	99,370
313	Martin Marietta Materials, Inc.	100,814
1,756	Mosaic Co. (The)	84,867

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
4,078	Newmont Corp.	$ 171,398
1,338	Nucor Corp.	143,153
492	Packaging Corp. of America	55,247
1,186	PPG Industries, Inc.	131,278
786	Sealed Air Corp.	34,985
1,186	Sherwin-Williams Co. (The)	242,834
667	Vulcan Materials Co.	105,193
1,288	Westrock Co.	39,786

		3,846,718

Media & Entertainment – 6.9%
3,620	Activision Blizzard, Inc.	269,111
30,330	Alphabet, Inc., Class A*	2,901,064
27,165	Alphabet, Inc., Class C*	2,611,915
564	Charter Communications, Inc., Class A*	171,089
22,237	Comcast Corp., Class A	652,211
1,329	DISH Network Corp., Class A*	18,380
1,343	Electronic Arts, Inc.	155,399
1,501	Fox Corp., Class A	46,051
729	Fox Corp., Class B	20,776
1,937	Interpublic Group of Cos., Inc. (The)	49,587
692	Live Nation Entertainment, Inc.*	52,620
1,428	Match Group, Inc.*	68,187
11,550	Meta Platforms, Inc., Class A*	1,567,104
2,258	Netflix, Inc.*	531,623
2,000	News Corp., Class A	30,220
566	News Corp., Class B	8,728
1,042	Omnicom Group, Inc.	65,740
2,568	Paramount Global, Class B	48,895
788	Take-Two Interactive Software, Inc.*	85,892
3,419	Twitter, Inc.*	149,889
9,211	Walt Disney Co. (The)*	868,874
11,156	Warner Bros Discovery, Inc.*	128,294

		10,501,649

Pharmaceuticals, Biotechnology & Life Sciences – 8.8%
8,959	AbbVie, Inc.	1,202,387
1,511	Agilent Technologies, Inc.	183,662
2,717	Amgen, Inc.	612,412
739	Biogen, Inc.*	197,313
115	Bio-Rad Laboratories, Inc., Class A*	47,971
194	Bio-Techne Corp.	55,096
10,833	Bristol-Myers Squibb Co.	770,118
930	Catalent, Inc.*	67,295

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
268	Charles River Laboratories International, Inc.*	$ 52,742
3,294	Danaher Corp.	850,807
3,998	Eli Lilly & Co.	1,292,753
6,368	Gilead Sciences, Inc.	392,842
793	Illumina, Inc.*	151,297
953	Incyte Corp.*	63,508
958	IQVIA Holdings, Inc.*	173,532
13,297	Johnson & Johnson	2,172,198
12,819	Merck & Co., Inc.	1,103,972
112	Mettler-Toledo International, Inc.*	121,421
1,711	Moderna, Inc.*	202,326
1,257	Organon & Co.	29,414
632	PerkinElmer, Inc.	76,049
28,450	Pfizer, Inc.	1,244,972
546	Regeneron Pharmaceuticals, Inc.*	376,123
1,984	Thermo Fisher Scientific, Inc.	1,006,265
1,298	Vertex Pharmaceuticals, Inc.*	375,823
6,183	Viatris, Inc.	52,679
309	Waters Corp.*	83,285
385	West Pharmaceutical Services, Inc.	94,741
2,359	Zoetis, Inc.	349,816

		13,402,819

Real Estate – 2.8%
752	Alexandria Real Estate Equities, Inc. REIT	105,423
2,353	American Tower Corp. REIT	505,189
704	AvalonBay Communities, Inc. REIT	129,670
705	Boston Properties, Inc. REIT	52,854
543	Camden Property Trust REIT	64,861
1,606	CBRE Group, Inc., Class A*	108,421
2,198	Crown Castle, Inc. REIT	317,721
1,438	Digital Realty Trust, Inc. REIT	142,621
1,932	Duke Realty Corp. REIT	93,122
462	Equinix, Inc. REIT	262,804
1,756	Equity Residential REIT	118,038
341	Essex Property Trust, Inc. REIT	82,601
687	Extra Space Storage, Inc. REIT	118,652
378	Federal Realty Investment Trust REIT	34,065
2,791	Healthpeak Properties, Inc. REIT	63,970
3,710	Host Hotels & Resorts, Inc. REIT	58,915
2,949	Invitation Homes, Inc. REIT	99,588
1,482	Iron Mountain, Inc. REIT	65,164
3,188	Kimco Realty Corp. REIT	58,691

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
578	Mid-America Apartment Communities, Inc. REIT	$ 89,631
3,762	Prologis, Inc. REIT	382,219
773	Public Storage REIT	226,342
2,992	Realty Income Corp. REIT	174,134
784	Regency Centers Corp. REIT	42,218
545	SBA Communications Corp. REIT	155,134
1,658	Simon Property Group, Inc. REIT	148,806
1,468	UDR, Inc. REIT	61,230
1,994	Ventas, Inc. REIT	80,099
4,859	VICI Properties, Inc. REIT	145,041
862	Vornado Realty Trust REIT	19,964
2,269	Welltower, Inc. REIT	145,942
3,691	Weyerhaeuser Co. REIT	105,415

		4,258,545

Retailing – 6.3%
302	Advance Auto Parts, Inc.	47,215
44,843	Amazon.com, Inc.*	5,067,259
100	AutoZone, Inc.*	214,193
1,167	Bath & Body Works, Inc.	38,044
1,035	Best Buy Co., Inc.	65,557
817	CarMax, Inc.*	53,938
1,160	Dollar General Corp.	278,238
1,073	Dollar Tree, Inc.*	146,035
2,820	eBay, Inc.	103,804
632	Etsy, Inc.*	63,282
710	Genuine Parts Co.	106,017
5,204	Home Depot, Inc. (The)	1,435,992
1,321	LKQ Corp.	62,285
3,227	Lowe’s Cos., Inc.	606,063
321	O’Reilly Automotive, Inc.*	225,776
199	Pool Corp.	63,324
1,753	Ross Stores, Inc.	147,725
2,348	Target Corp.	348,420
5,961	TJX Cos., Inc. (The)	370,297
575	Tractor Supply Co.	106,881
269	Ulta Beauty, Inc.*	107,920

		9,658,265

Semiconductors & Semiconductor Equipment – 4.8%
8,162	Advanced Micro Devices, Inc.*	517,144
2,620	Analog Devices, Inc.	365,071
4,424	Applied Materials, Inc.	362,458

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
2,040	Broadcom, Inc.	$ 905,780
692	Enphase Energy, Inc.*	192,009
20,804	Intel Corp.	536,119
721	KLA Corp.	218,196
690	Lam Research Corp.	252,540
2,797	Microchip Technology, Inc.	170,701
5,560	Micron Technology, Inc.	278,556
228	Monolithic Power Systems, Inc.	82,855
12,660	NVIDIA Corp.	1,536,797
1,327	NXP Semiconductors NV (China)	195,746
2,190	ON Semiconductor Corp.*	136,503
504	Qorvo, Inc.*	40,023
5,700	QUALCOMM, Inc.	643,986
821	Skyworks Solutions, Inc.	70,007
269	SolarEdge Technologies, Inc.*	62,263
773	Teradyne, Inc.	58,091
4,615	Texas Instruments, Inc.	714,310

		7,339,155

Software & Services – 12.9%
3,201	Accenture PLC, Class A	823,617
2,363	Adobe, Inc.*	650,298
797	Akamai Technologies, Inc.*	64,015
437	ANSYS, Inc.*	96,883
1,100	Autodesk, Inc.*	205,480
2,099	Automatic Data Processing, Inc.	474,773
608	Broadridge Financial Solutions, Inc.	87,747
1,397	Cadence Design Systems, Inc.*	228,312
740	Ceridian HCM Holding, Inc.*	41,351
619	Citrix Systems, Inc.	64,376
2,632	Cognizant Technology Solutions Corp., Class A	151,182
1,107	DXC Technology Co.*	27,099
287	EPAM Systems, Inc.*	103,948
3,098	Fidelity National Information Services, Inc.	234,116
3,252	Fiserv, Inc.*	304,290
371	FleetCor Technologies, Inc.*	65,359
3,358	Fortinet, Inc.*	164,978
395	Gartner, Inc.*	109,293
1,422	Global Payments, Inc.	153,647
4,573	International Business Machines Corp.	543,318
1,424	Intuit, Inc.	551,544
370	Jack Henry & Associates, Inc.	67,440
4,320	Mastercard, Inc., Class A	1,228,349

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
37,738	Microsoft Corp.	$ 8,789,180
3,011	NortonLifeLock, Inc.	60,641
7,724	Oracle Corp.	471,705
1,623	Paychex, Inc.	182,117
247	Paycom Software, Inc.*	81,507
5,836	PayPal Holdings, Inc.*	502,304
520	PTC, Inc.*	54,392
536	Roper Technologies, Inc.	192,767
5,025	Salesforce, Inc.*	722,796
1,019	ServiceNow, Inc.*	384,785
776	Synopsys, Inc.*	237,076
218	Tyler Technologies, Inc.*	75,755
486	VeriSign, Inc.*	84,418
8,280	Visa, Inc., Class A	1,470,942

		19,751,800

Technology Hardware & Equipment – 8.6%
3,022	Amphenol Corp., Class A	202,353
76,444	Apple, Inc.	10,564,561
1,133	Arista Networks, Inc.*	127,904
679	CDW Corp.	105,978
20,954	Cisco Systems, Inc.	838,160
3,906	Corning, Inc.	113,352
303	F5, Inc.*	43,853
6,496	Hewlett Packard Enterprise Co.	77,822
4,628	HP, Inc.	115,330
1,635	Juniper Networks, Inc.	42,706
902	Keysight Technologies, Inc.*	141,939
846	Motorola Solutions, Inc.	189,479
1,106	NetApp, Inc.	68,406
1,009	Seagate Technology Holdings PLC	53,709
1,630	TE Connectivity Ltd. (Switzerland)	179,887
239	Teledyne Technologies, Inc.*	80,655
1,274	Trimble, Inc.*	69,140
1,631	Western Digital Corp.*	53,089
268	Zebra Technologies Corp., Class A*	70,219

		13,138,542

Telecommunication Services – 1.2%
36,026	AT&T, Inc.	552,639
4,795	Lumen Technologies, Inc.	34,908
2,992	T-Mobile US, Inc.*	401,437

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Telecommunication Services – (continued)
21,215	Verizon Communications, Inc.	$ 805,533

		1,794,517

Transportation – 1.7%
699	Alaska Air Group, Inc.*	27,366
3,269	American Airlines Group, Inc.*	39,359
645	C.H. Robinson Worldwide, Inc.	62,120
10,800	CSX Corp.	287,712
3,215	Delta Air Lines, Inc.*	90,213
835	Expeditors International of Washington, Inc.	73,739
1,208	FedEx Corp.	179,352
435	J.B. Hunt Transport Services, Inc.	68,043
1,184	Norfolk Southern Corp.	248,226
468	Old Dominion Freight Line, Inc.	116,424
3,042	Southwest Airlines Co.*	93,815
3,158	Union Pacific Corp.	615,241
1,662	United Airlines Holdings, Inc.*	54,065
3,701	United Parcel Service, Inc., Class B	597,859

		2,553,534

Utilities – 3.1%
3,430	AES Corp. (The)	77,518
1,246	Alliant Energy Corp.	66,026
1,293	Ameren Corp.	104,151
2,625	American Electric Power Co., Inc.	226,931
934	American Water Works Co., Inc.	121,569
682	Atmos Energy Corp.	69,462
3,208	CenterPoint Energy, Inc.	90,401
1,515	CMS Energy Corp.	88,234
1,823	Consolidated Edison, Inc.	156,341
1,673	Constellation Energy Corp.	139,177
4,116	Dominion Energy, Inc.	284,457
1,001	DTE Energy Co.	115,165
3,910	Duke Energy Corp.	363,708
1,918	Edison International	108,520
1,022	Entergy Corp.	102,844
1,166	Evergy, Inc.	69,260
1,769	Eversource Energy	137,911
4,959	Exelon Corp.	185,764
2,712	FirstEnergy Corp.	100,344
9,925	NextEra Energy, Inc.	778,219
2,089	NiSource, Inc.	52,622
1,164	NRG Energy, Inc.	44,546
8,134	PG&E Corp.*	101,675

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
601	Pinnacle West Capital Corp.	$ 38,771
3,789	PPL Corp.	96,051
2,519	Public Service Enterprise Group, Inc.	141,643
1,592	Sempra Energy	238,705
5,396	Southern Co. (The)	366,928
1,585	WEC Energy Group, Inc.	141,747
2,743	Xcel Energy, Inc.	175,552

		4,784,242

TOTAL INVESTMENTS – 99.9%
(Cost $46,889,631)		$152,614,050

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		177,561

NET ASSETS – 100.0%		$152,791,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	4	12/16/22	$823,805	$(103,505)

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 95.3%
Australia – 9.0%
8,734	Aristocrat Leisure Ltd. (Consumer Services)	$ 184,170
6,525	ASX Ltd. (Diversified Financials)	300,302
221,604	Aurizon Holdings Ltd. (Transportation)	490,111
53,763	Australia & New Zealand Banking Group Ltd. (Banks)	787,026
42,094	BHP Group Ltd. (Materials)	1,046,378
17,590	Charter Hall Group REIT (Real Estate)	129,717
20,241	Commonwealth Bank of Australia (Banks)	1,177,520
23,889	Glencore PLC (Materials)	125,537
81,956	Incitec Pivot Ltd. (Materials)	186,358
6,777	Macquarie Group Ltd. (Diversified Financials)	661,166
39,478	National Australia Bank Ltd. (Banks)	730,963
112,823	Santos Ltd. (Energy)	521,191
138,939	Telstra Corp. Ltd. (Telecommunication Services)	343,072
20,869	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	167,919
35,013	Westpac Banking Corp. (Banks)	463,222

		7,314,652

Belgium – 1.2%
2,106	D’ieteren Group (Retailing)	296,736
12,094	KBC Group NV (Banks)	573,909
1,869	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	129,705

		1,000,350

Canada – 0.4%
36,369	International Petroleum Corp. (Energy)*	291,320

China – 0.1%
5,600	Chow Tai Fook Jewellery Group Ltd. (Retailing)	10,524
57,000	Kerry Logistics Network Ltd. (Transportation)	91,348

		101,872

Denmark – 4.2%
226	AP Moller – Maersk A/S, Class A (Transportation)	399,288
110	AP Moller – Maersk A/S, Class B (Transportation)	199,895

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
4,590	Carlsberg AS, Class B (Food, Beverage & Tobacco)	$ 536,739
3,327	D/S Norden A/S (Transportation)	140,354
1,949	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	627,000
1,397	Jyske Bank A/S (Banks)*	72,703
12,330	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,228,288
138	Royal Unibrew A/S (Food, Beverage & Tobacco)	8,942
2,479	Solar A/S, Class B (Capital Goods)	162,262

		3,375,471

Finland – 1.8%
10,993	Kesko OYJ, Class B (Food & Staples Retailing)	205,096
45,284	Nokia OYJ (Technology Hardware & Equipment)	194,407
80,162	Nordea Bank Abp (Banks)	686,045
5,201	Sampo OYJ, Class A (Insurance)	222,039
12,037	Stora Enso OYJ, Class R (Materials)	152,912

		1,460,499

France – 11.3%
9,389	Airbus SE (Capital Goods)	809,336
5,832	Beneteau SA (Consumer Durables & Apparel)	59,870
5,596	BNP Paribas SA (Banks)	236,371
2,771	Capgemini SE (Software & Services)	443,639
10,245	Carrefour SA (Food & Staples Retailing)	142,089
309	Christian Dior SE (Consumer Durables & Apparel)	178,091
3,055	Covivio REIT (Real Estate)	147,170
3,329	Dassault Aviation SA (Capital Goods)	378,743
18,708	Dassault Systemes (Software & Services)	645,895
8,190	Edenred (Software & Services)	377,320
563	Gecina SA REIT (Real Estate)	44,094
627	Hermes International (Consumer Durables & Apparel)	737,428
2,762	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	255,624
1,366	Kering (Consumer Durables & Apparel)	605,888

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
1,018	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	$ 600,187
4,455	Pernod Ricard SA (Food, Beverage & Tobacco)	817,289
10,822	Publicis Groupe SA (Media & Entertainment)	512,776
917	Safran SA (Capital Goods)	83,438
13,737	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	1,046,025
2,193	SCOR SE (Insurance)	31,705
28,135	Societe Generale SA (Banks)	556,401
3,526	Thales SA (Capital Goods)	388,544

		9,097,923

Germany – 5.4%
17,119	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	788,751
79,284	E.ON SE (Utilities)	609,121
1,052	Hapag-Lloyd AG (Transportation)(a)(b)	177,300
23,440	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	512,962
26,451	K+S AG (Materials)	500,903
15,238	Mercedes-Benz Group AG (Automobiles & Components)	770,541
4,204	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	680,547
430	MTU Aero Engines AG (Capital Goods)	64,266
406	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	97,733
1,040	Wacker Chemie AG (Materials)	106,918

		4,309,042

Hong Kong – 0.6%
800	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	27,346
3,000	Jardine Matheson Holdings Ltd. (Capital Goods)	151,800
59,000	NWS Holdings Ltd. (Capital Goods)	53,228
24,000	Sun Hung Kai Properties Ltd. (Real Estate)	264,871

		497,245

Shares	Description	Value

Common Stocks – (continued)
Israel – 0.1%
2,972	Bank Leumi Le-Israel BM (Banks)	$ 25,383
3,459	ICL Group Ltd. (Materials)	27,722

		53,105

Italy – 0.7%
20,914	Davide Campari-Milano NV (Food, Beverage & Tobacco)	185,038
24,321	Leonardo SpA (Capital Goods)	172,203
4,036	Moncler SpA (Consumer Durables & Apparel)	164,768
1,018	Prysmian SpA (Capital Goods)	29,159
549	Reply SpA (Software & Services)	57,183

		608,351

Japan – 23.9%
4,900	AGC, Inc. (Capital Goods)	152,546
38,600	Air Water, Inc. (Materials)	455,928
1,000	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	31,176
1,400	ASKA Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,772
9,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	125,849
5,600	Central Japan Railway Co. (Transportation)	657,390
24,700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	617,082
10,300	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	99,875
2,000	Daiwa House Industry Co. Ltd. (Real Estate)	40,665
1,200	Ebara Corp. (Capital Goods)	39,102
41,800	Fujikura Ltd. (Capital Goods)	249,312
5,400	Fuyo General Lease Co. Ltd. (Diversified Financials)	294,790
3,100	G-Tekt Corp. (Automobiles & Components)	27,103
28,200	H2O Retailing Corp. (Retailing)	215,202
7,000	Hanwa Co. Ltd. (Capital Goods)	165,789
2,500	Happinet Corp. (Retailing)	31,876
6,800	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	159,627
1,400	Hokkaido Gas Co. Ltd. (Utilities)	15,340
31,200	Honda Motor Co. Ltd. (Automobiles & Components)	677,221

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,300	IHI Corp. (Capital Goods)	$ 27,805
20,000	Inpex Corp. (Energy)	186,542
18,900	Inui Global Logistics Co. Ltd. (Commercial & Professional Services)	213,443
24,800	Isuzu Motors Ltd. (Automobiles & Components)	274,224
3,200	ITOCHU Corp. (Capital Goods)	77,241
4,700	J Front Retailing Co. Ltd. (Retailing)	38,245
21,800	JGC Holdings Corp. (Capital Goods)	270,470
4,200	K&O Energy Group, Inc. (Utilities)	47,112
1,000	Kaneka Corp. (Materials)	24,974
6,000	Kansai Electric Power Co., Inc. (The) (Utilities)	50,198
3,300	KDDI Corp. (Telecommunication Services)	96,480
1,300	Kintetsu Group Holdings Co. Ltd. (Transportation)	43,282
5,100	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	90,599
6,500	Konami Group Corp. (Media & Entertainment)	300,964
8,600	Kyosan Electric Manufacturing Co. Ltd. (Technology Hardware & Equipment)	24,676
4,700	Kyowa Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	108,063
1,500	Lawson, Inc. (Food & Staples Retailing)	49,074
28,500	Mandom Corp. (Household & Personal Products)	300,060
70,100	Marubeni Corp. (Capital Goods)	611,657
1,500	Maruha Nichiro Corp. (Food, Beverage & Tobacco)	25,522
5,400	Mazda Motor Corp. (Automobiles & Components)	35,857
25,600	Mitsubishi Corp. (Capital Goods)	700,166
48,900	Mitsubishi Estate Co. Ltd. (Real Estate)	644,315
6,800	Mitsubishi Gas Chemical Co., Inc. (Materials)	89,412
135,500	Mitsubishi HC Capital, Inc. (Diversified Financials)	582,409
1,800	Mitsubishi Research Institute, Inc. (Software & Services)	55,457
2,600	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	58,561
35,000	Mitsui & Co. Ltd. (Capital Goods)	744,792

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
35,100	Mitsui Fudosan Co. Ltd. (Real Estate)	$ 668,655
1,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	26,483
1,400	NEC Corp. (Software & Services)	44,828
6,400	Nippon Express Holdings, Inc. (Transportation)	325,305
2,400	Nippon Kayaku Co. Ltd. (Materials)	19,216
600	Nippon Soda Co. Ltd. (Materials)	18,258
4,100	Nippon Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	15,429
4,100	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	110,586
5,600	Nissan Motor Co. Ltd. (Automobiles & Components)	18,047
2,400	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	52,983
43,400	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	438,357
800	NS Solutions Corp. (Software & Services)	19,299
1,200	NS United Kaiun Kaisha Ltd. (Transportation)	31,205
4,700	NTT Data Corp. (Software & Services)	60,711
76,800	Obayashi Corp. (Capital Goods)	492,900
7,500	Odakyu Electric Railway Co. Ltd. (Transportation)	96,638
700	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	16,351
3,900	Oriental Land Co. Ltd. (Consumer Services)	528,953
40,400	ORIX Corp. (Diversified Financials)	565,966
16,800	Ricoh Co. Ltd. (Technology Hardware & Equipment)	123,013
6,300	Round One Corp. (Consumer Services)	27,308
68,200	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	458,402
7,100	SBI Holdings, Inc. (Diversified Financials)	127,410
4,600	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	249,591
600	Seiko Epson Corp. (Technology Hardware & Equipment)	8,193
2,300	Shibaura Machine Co. Ltd. (Capital Goods)	45,772
6,900	Shin-Etsu Chemical Co. Ltd. (Materials)	682,802

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,100	Shinmaywa Industries Ltd. (Capital Goods)	$ 27,535
5,700	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	275,277
2,700	SoftBank Group Corp. (Telecommunication Services)	91,506
800	Subaru Corp. (Automobiles & Components)	12,090
28,700	Sumitomo Corp. (Capital Goods)	354,571
29,700	Sumitomo Mitsui Construction Co. Ltd. (Capital Goods)	91,228
14,200	Sumitomo Realty & Development Co. Ltd. (Real Estate)	322,937
2,700	Suzuki Motor Corp. (Automobiles & Components)	84,051
10,800	Takuma Co. Ltd. (Capital Goods)	92,613
1,300	Toei Co. Ltd. (Media & Entertainment)	155,666
10,100	Toho Gas Co. Ltd. (Utilities)	200,418
3,800	Tokai Corp. (Health Care Equipment & Services)	47,035
15,200	Tokyo Century Corp. (Diversified Financials)	486,323
36,400	Tokyo Gas Co. Ltd. (Utilities)	614,471
18,200	Tokyu Fudosan Holdings Corp. (Real Estate)	94,507
10,400	Tosoh Corp. (Materials)	115,912
1,900	Totoku Electric Co. Ltd. (Capital Goods)	27,851
5,700	Toyota Motor Corp. (Automobiles & Components)	74,502
17,300	Toyota Tsusho Corp. (Capital Goods)	535,864
4,300	Transcosmos, Inc. (Software & Services)	111,662
10,300	Xebio Holdings Co. Ltd. (Retailing)	68,608
18,700	Yamaha Motor Co. Ltd. (Automobiles & Components)	350,362

		19,345,895

Netherlands – 4.2%
186	ASM International NV (Semiconductors & Semiconductor Equipment)	41,647
1,414	ASML Holding NV (Semiconductors & Semiconductor Equipment)	585,791
5,572	Heineken Holding NV (Food, Beverage & Tobacco)	381,452
7,731	Heineken NV (Food, Beverage & Tobacco)	675,157
3,483	ING Groep NV (Banks)	29,844
3,577	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	91,111

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
2,637	OCI NV (Materials)	$ 96,545
59,229	Shell PLC (Energy)	1,477,357

		3,378,904

New Zealand – 0.4%
120,820	Meridian Energy Ltd. (Utilities)	324,197

Norway – 1.7%
10,282	Aker BP ASA (Energy)	295,140
3,408	DNB Bank ASA (Banks)	54,078
18,122	Equinor ASA (Energy)	597,641
62,845	MPC Container Ships ASA (Transportation)	104,792
31,023	Odfjell Drilling Ltd. (Energy)*	67,521
13,807	Stolt-Nielsen Ltd. (Transportation)	275,798

		1,394,970

Singapore – 1.6%
6,400	Jardine Cycle & Carriage Ltd. (Capital Goods)	149,688
51,900	Oversea-Chinese Banking Corp. Ltd. (Banks)	425,263
14,100	Singapore Exchange Ltd. (Diversified Financials)	92,501
19,206	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	597,016

		1,264,468

South Africa – 0.8%
22,036	Anglo American PLC (Materials)	661,649

Spain – 2.0%
31,118	Banco Bilbao Vizcaya Argentaria SA (Banks)	139,591
21,457	Banco Santander SA (Banks)	49,928
90,396	Iberdrola SA (Utilities)	842,869
14,315	Merlin Properties Socimi SA REIT (Real Estate)	110,457
31,518	Red Electrica Corp. SA (Utilities)	483,663

		1,626,508

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – 5.2%
45,108	Atlas Copco AB, Class B (Capital Goods)	$ 373,901
4,921	Evolution AB (Consumer Services)(b)	388,993
39,908	Investor AB, Class B (Diversified Financials)	582,307
39,362	Orron Energy ab (Utilities)	70,234
18,953	Sandvik AB (Capital Goods)	258,359
52,259	Skandinaviska Enskilda Banken AB, Class A (Banks)	498,068
12,640	SSAB AB, Class B (Materials)	53,865
46,591	Swedbank AB, Class A (Banks)	611,542
98,150	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	573,731
7,193	Trelleborg AB, Class B (Capital Goods)	134,946
44,571	Volvo AB, Class B (Capital Goods)	630,723

		4,176,669

Switzerland – 5.0%
4	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	398,345
28	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	270,601
9,120	Cie Financiere Richemont SA (Consumer Durables & Apparel)	860,886
1,709	DKSH Holding AG (Commercial & Professional Services)	123,999
235	Julius Baer Group Ltd. (Diversified Financials)	10,255
1,584	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	771,236
5,704	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	434,856
5,290	Swatch Group AG (The) – Registered (Consumer Durables & Apparel)	221,614
56,731	UBS Group AG (Diversified Financials)	823,051
1,241	Valiant Holding AG (Banks)	117,604

		4,032,447

United Kingdom – 8.7%
9,553	3i Group PLC (Diversified Financials)	114,707
1,119	Associated British Foods PLC (Food, Beverage & Tobacco)	15,635
3,120	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	171,101
109,003	Aviva PLC (Insurance)	467,497
1,367	BAE Systems PLC (Capital Goods)	12,011
30,013	British American Tobacco PLC (Food, Beverage & Tobacco)	1,076,193

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
21,000	CK Hutchison Holdings Ltd. (Capital Goods)	$ 115,631
14,068	Compass Group PLC (Consumer Services)	280,128
907	DCC PLC (Capital Goods)	47,103
29,104	Diageo PLC (Food, Beverage & Tobacco)	1,225,091
14,609	DS Smith PLC (Materials)	41,315
34,752	Imperial Brands PLC (Food, Beverage & Tobacco)	714,601
3,743	Inchcape PLC (Retailing)	28,342
5,658	InterContinental Hotels Group PLC (Consumer Services)	272,500
1,298	Intertek Group PLC (Commercial & Professional Services)	53,256
9,089	M&G PLC (Diversified Financials)	16,743
79,556	Melrose Industries PLC (Capital Goods)	88,957
62,189	NatWest Group PLC (Banks)	154,896
8,859	Next PLC (Retailing)	470,199
4,909	Pearson PLC (Media & Entertainment)	46,879
4,512	Reckitt Benckiser Group PLC (Household & Personal Products)	299,062
37,547	SSE PLC (Utilities)	634,019
16,504	UK Commercial Property REIT Ltd. REIT (Real Estate)	11,008
57,275	Vodafone Group PLC ADR (Telecommunication Services)	648,926

		7,005,800

United States – 7.0%
34,183	Computershare Ltd. (Software & Services)	545,222
461	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	83,841
4,169	Ferguson PLC (Capital Goods)	432,447
30,041	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	884,107
8,394	Nestle SA (Food, Beverage & Tobacco)	907,873
6,324	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,058,669
161	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	62,891
59,470	Stellantis NV (Automobiles & Components)	702,487

		5,677,537

TOTAL COMMON STOCKS (Cost $89,528,269)		$76,998,874

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – 1.8%
Germany – 1.8%
5,258	Bayerische Motoren Werke AG (Automobiles & Components)	8.54%	$ 341,445
3,040	Henkel AG & Co. KGaA (Household & Personal Products)	3.02	180,537
8,714	Porsche Automobil Holding SE (Automobiles & Components)	4.20	490,974
3,963	Volkswagen AG (Automobiles & Components)	5.70	484,247

TOTAL PREFERRED STOCKS (Cost $1,908,068)			$ 1,497,203

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $91,436,337)			$78,496,077

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
139,472	2.911%	$ 139,472
(Cost $139,472)

TOTAL INVESTMENTS – 97.3% (Cost $91,575,809)		$78,635,549

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%		2,200,291

NET ASSETS – 100.0%		$80,835,840

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Sector Name	% of Market Value
Financials	16.4%
Industrials	16.1
Health Care	14.2
Consumer Discretionary	13.5
Consumer Staples	11.9
Information Technology	6.7
Materials	5.6
Utilities	4.9
Energy	4.4
Real Estate	3.2
Communication Services	2.9
Securities Lending Reinvestment Vehicle	0.2
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	19	12/16/22	$697,732	$(59,086)
FTSE 100 Index	3	12/16/22	261,855	(18,875)
Hang Seng Index	1	10/28/22	114,107	(4,487)
MSCI Singapore Index	1	10/28/22	19,627	(104)
SPI 200 Index	1	12/15/22	119,620	(8,020)
TOPIX Index	3	12/08/22	401,778	(15,937)

Total Futures Contracts				$(106,509)

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Automobiles & Components – 1.4%
152,354	General Motors Co.	$ 4,889,040

Banks – 6.5%
281,071	Bank of America Corp.	8,488,344
17,785	First Republic Bank	2,321,832
94,463	JPMorgan Chase & Co.	9,871,383
13,812	M&T Bank Corp.	2,435,332

		23,116,891

Capital Goods – 6.8%
23,469	Caterpillar, Inc.	3,850,794
35,001	Eaton Corp. PLC	4,667,733
77,607	General Electric Co.	4,804,649
17,347	Illinois Tool Works, Inc.	3,133,736
27,739	L3Harris Technologies, Inc.	5,764,996
24,570	Stanley Black & Decker, Inc.	1,847,910

		24,069,818

Commercial & Professional Services – 0.8%
20,791	Waste Connections, Inc.	2,809,488

Consumer Services – 1.5%
23,329	McDonald’s Corp.	5,382,933

Diversified Financials – 7.1%
15,433	Berkshire Hathaway, Inc., Class B*	4,120,920
8,643	BlackRock, Inc.	4,756,070
78,742	Charles Schwab Corp. (The)	5,659,187
83,960	Morgan Stanley	6,633,680
70,576	Nasdaq, Inc.	4,000,248

		25,170,105

Energy – 7.5%
26,824	Chesapeake Energy Corp.	2,527,089
81,504	ConocoPhillips	8,341,119
69,604	Devon Energy Corp.	4,185,289
89,795	Exxon Mobil Corp.	7,840,001
35,945	Hess Corp.	3,917,646

		26,811,144

Food & Staples Retailing – 2.2%
60,823	Walmart, Inc.	7,888,743

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – 4.0%
50,527	Archer-Daniels-Midland Co.	$ 4,064,897
60,646	Coca-Cola Co. (The)	3,397,389
15,272	Constellation Brands, Inc., Class A	3,507,673
45,331	General Mills, Inc.	3,472,808

		14,442,767

Health Care Equipment & Services – 9.8%
132,339	Boston Scientific Corp.*	5,125,489
46,266	Centene Corp.*	3,599,957
9,095	Cooper Cos., Inc. (The)	2,400,171
50,383	CVS Health Corp.	4,805,027
27,011	Edwards Lifesciences Corp.*	2,231,919
14,513	Humana, Inc.	7,041,562
50,666	Medtronic PLC	4,091,280
53,309	Zimmer Biomet Holdings, Inc.	5,573,456

		34,868,861

Household & Personal Products – 2.0%
51,920	Colgate-Palmolive Co.	3,647,380
28,781	Procter & Gamble Co. (The)	3,633,601

		7,280,981

Insurance – 5.0%
24,890	Chubb Ltd.	4,526,993
34,554	Globe Life, Inc.	3,445,034
82,200	MetLife, Inc.	4,996,116
41,725	Progressive Corp. (The)	4,848,862

		17,817,005

Materials – 5.3%
40,575	Ashland, Inc.	3,853,408
60,909	Ball Corp.	2,943,123
57,605	Freeport-McMoRan, Inc.	1,574,345
20,887	Linde PLC (United Kingdom)	5,630,926
14,872	Martin Marietta Materials, Inc.	4,790,122

		18,791,924

Media & Entertainment – 4.5%
26,041	Alphabet, Inc., Class A*	2,490,822
22,727	Electronic Arts, Inc.	2,629,741
61,631	Meta Platforms, Inc., Class A*	8,362,094
91,513	New York Times Co. (The), Class A	2,630,999

		16,113,656

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 9.6%
4,100	Argenx SE ADR (Netherlands)*	$ 1,447,505
49,492	AstraZeneca PLC ADR (United Kingdom)	2,714,141
4,839	Biogen, Inc.*	1,292,013
123,161	Bristol-Myers Squibb Co.	8,755,516
77,125	Gilead Sciences, Inc.	4,757,841
83,354	Johnson & Johnson	13,616,710
15,772	Neurocrine Biosciences, Inc.*	1,675,144

		34,258,870

Real Estate – 3.5%
18,667	Alexandria Real Estate Equities, Inc. REIT	2,616,927
14,412	American Tower Corp. REIT	3,094,256
17,173	AvalonBay Communities, Inc. REIT	3,163,095
26,461	Boston Properties, Inc. REIT	1,983,781
5,567	Public Storage REIT	1,630,073

		12,488,132

Retailing – 2.7%
70,107	Ross Stores, Inc.	5,907,917
25,373	Target Corp.	3,765,099

		9,673,016

Semiconductors & Semiconductor Equipment – 1.7%
8,755	KLA Corp.	2,649,526
32,195	ON Semiconductor Corp.*	2,006,714
13,415	Wolfspeed, Inc.*	1,386,574

		6,042,814

Software & Services – 5.6%
9,017	Adobe, Inc.*	2,481,478
45,945	Fidelity National Information Services, Inc.	3,472,064
36,578	International Business Machines Corp.	4,345,832
50,482	PayPal Holdings, Inc.*	4,344,986
36,372	Salesforce, Inc.*	5,231,748

		19,876,108

Technology Hardware & Equipment – 2.0%
125,384	Cisco Systems, Inc.	5,015,360
14,043	Keysight Technologies, Inc.*	2,209,807

		7,225,167

Telecommunication Services – 1.7%
389,657	AT&T, Inc.	5,977,338

Shares	Description	Value

Common Stocks – (continued)
Transportation – 2.9%
24,351	Norfolk Southern Corp.	$ 5,105,187
11,276	Old Dominion Freight Line, Inc.	2,805,131
71,294	United Airlines Holdings, Inc.*	2,319,194

		10,229,512

Utilities – 5.7%
56,791	Ameren Corp.	4,574,515
21,453	Atmos Energy Corp.	2,184,988
36,000	CMS Energy Corp.	2,096,640
98,612	NextEra Energy, Inc.	7,732,167
60,686	Xcel Energy, Inc.	3,883,904

		20,472,214

TOTAL COMMON STOCKS (Cost $342,068,691)		$355,696,527

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,092,078	2.911%	$ 1,092,078
(Cost $1,092,078)

TOTAL INVESTMENTS – 100.1% (Cost $343,160,769)		$356,788,605

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(334,520)

NET ASSETS – 100.0%		$356,454,085

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.0%
Automobiles & Components – 1.5%
9,955	Aptiv PLC*	$ 778,580

Banks – 1.2%
4,459	First Republic Bank	582,122

Capital Goods – 11.5%
5,596	AMETEK, Inc.	634,642
3,155	Chart Industries, Inc.*	581,624
3,971	Cummins, Inc.	808,138
7,724	Fortive Corp.	450,309
6,693	ITT, Inc.	437,321
5,986	Rockwell Automation, Inc.	1,287,649
5,718	Trane Technologies PLC	828,024
5,663	Woodward, Inc.	454,512
2,852	Xylem, Inc.	249,151

		5,731,370

Commercial & Professional Services – 4.4%
11,270	CoStar Group, Inc.*	784,956
10,522	TransUnion	625,954
4,680	Verisk Analytics, Inc.	798,080

		2,208,990

Consumer Durables & Apparel – 2.2%
3,871	Lululemon Athletica, Inc.*	1,082,177

Consumer Services – 2.7%
1,542	Domino’s Pizza, Inc.	478,328
9,465	Expedia Group, Inc.*	886,776

		1,365,104

Diversified Financials – 2.8%
6,840	Ares Management Corp., Class A	423,738
1,249	MSCI, Inc.	526,816
8,167	TPG, Inc.(a)	227,369
3,779	Tradeweb Markets, Inc., Class A	213,211

		1,391,134

Energy – 5.1%
5,948	Cheniere Energy, Inc.	986,833
7,107	Devon Energy Corp.	427,344
2,771	Diamondback Energy, Inc.	333,795

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
4,256	Hess Corp.	$ 463,861
5,837	Targa Resources Corp.	352,204

		2,564,037

Food, Beverage & Tobacco – 3.0%
9,112	McCormick & Co., Inc.	649,412
55,070	Utz Brands, Inc.	831,557

		1,480,969

Health Care Equipment & Services – 9.5%
1,025	Align Technology, Inc.*	212,288
5,532	AmerisourceBergen Corp.	748,646
15,040	Dexcom, Inc.*	1,211,322
1,329	IDEXX Laboratories, Inc.*	432,988
5,031	Insulet Corp.*	1,154,111
5,864	Veeva Systems, Inc., Class A*	966,856

		4,726,211

Materials – 4.8%
5,647	Ashland, Inc.	536,296
13,974	Ball Corp.	675,224
18,433	Freeport-McMoRan, Inc.	503,774
2,062	Martin Marietta Materials, Inc.	664,149

		2,379,443

Media & Entertainment – 4.0%
8,785	Live Nation Entertainment, Inc.*	668,011
40,726	Snap, Inc., Class A*	399,929
6,937	Trade Desk, Inc. (The), Class A*	414,486
46,705	Warner Bros Discovery, Inc.*	537,108

		2,019,534

Pharmaceuticals, Biotechnology & Life Sciences – 11.6%
2,843	Alnylam Pharmaceuticals, Inc.*	569,055
1,383	Argenx SE ADR (Netherlands)*	488,268
1,396	Biogen, Inc.*	372,732
6,124	Catalent, Inc.*	443,133
831	Mettler-Toledo International, Inc.*	900,904
7,433	Neurocrine Biosciences, Inc.*	789,459
5,487	Sarepta Therapeutics, Inc.*	606,533
5,052	Seagen, Inc.*	691,265

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP GROWTH FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
3,703	West Pharmaceutical Services, Inc.	$ 911,234

		5,772,583

Real Estate – 1.1%
4,748	Ryman Hospitality Properties, Inc. REIT	349,405
795	SBA Communications Corp. REIT	226,297

		575,702

Retailing – 4.9%
4,606	Burlington Stores, Inc.*	515,365
10,262	Etsy, Inc.*	1,027,534
1,337	RH*	328,996
1,396	Ulta Beauty, Inc.*	560,061

		2,431,956

Semiconductors & Semiconductor Equipment – 6.2%
3,111	Enphase Energy, Inc.*	863,209
7,121	Entegris, Inc.	591,185
4,868	MKS Instruments, Inc.	402,292
12,498	ON Semiconductor Corp.*	779,000
4,360	Wolfspeed, Inc.*	450,650

		3,086,336

Software & Services – 13.6%
7,583	AppLovin Corp., Class A*(a)	147,793
1,924	Atlassian Corp. PLC, Class A*	405,175
4,170	Bill.com Holdings, Inc.*	551,983
11,008	Cadence Design Systems, Inc.*	1,799,037
4,002	Datadog, Inc., Class A*	355,298
16,732	Dynatrace, Inc.*	582,441
2,492	HubSpot, Inc.*	673,139
3,774	Palo Alto Networks, Inc.*	618,143
2,170	Paycom Software, Inc.*	716,078
6,817	Qualtrics International, Inc., Class A*	69,397
5,288	Zscaler, Inc.*	869,189

		6,787,673

Technology Hardware & Equipment – 4.0%
12,588	Amphenol Corp., Class A	842,893
7,312	Keysight Technologies, Inc.*	1,150,616

		1,993,509

Shares	Description	Value

Common Stocks – (continued)
Transportation – 1.9%
2,628	Old Dominion Freight Line, Inc.	$ 653,768
1,608	Saia, Inc.*	305,520

		959,288

TOTAL COMMON STOCKS (Cost $46,213,000)		$47,916,718

Shares	Dividend Rate	Value

Investment Company – 4.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,072,519	2.911%	$ 2,072,519
(Cost $2,072,519)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $48,285,519)		$49,989,237

Securities Lending Reinvestment Vehicle – 0.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
373,133	2.911%	$ 373,133
(Cost $373,133)

TOTAL INVESTMENTS – 100.9% (Cost $48,658,652)		$50,362,370

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(439,770)

NET ASSETS – 100.0%		$49,922,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Automobiles & Components – 0.4%
18,243	Aptiv PLC*	$ 1,426,785

Banks – 5.6%
51,579	Citizens Financial Group, Inc.	1,772,254
92,041	East West Bancorp, Inc.	6,179,633
27,712	First Republic Bank	3,617,801
31,102	M&T Bank Corp.	5,483,905
39,279	Pinnacle Financial Partners, Inc.	3,185,527

		20,239,120

Capital Goods – 13.2%
30,295	Allegion PLC	2,716,856
43,054	AMETEK, Inc.	4,882,754
14,249	Chart Industries, Inc.*	2,626,803
33,147	Cummins, Inc.	6,745,746
39,968	Fastenal Co.	1,840,127
78,065	Fortive Corp.	4,551,190
76,196	ITT, Inc.	4,978,647
15,180	L3Harris Technologies, Inc.	3,154,859
13,493	Rockwell Automation, Inc.	2,902,479
47,772	Stanley Black & Decker, Inc.	3,592,932
22,198	Trane Technologies PLC	3,214,492
4,478	TransDigm Group, Inc.	2,350,144
55,482	Woodward, Inc.	4,452,985

		48,010,014

Consumer Durables & Apparel – 2.4%
50,151	Capri Holdings Ltd.*	1,927,805
7,200	Deckers Outdoor Corp.*	2,250,792
60,548	Lennar Corp., Class A	4,513,853

		8,692,450

Consumer Services – 2.0%
7,465	Domino’s Pizza, Inc.	2,315,643
27,457	Expedia Group, Inc.*	2,572,446
22,410	Yum! Brands, Inc.	2,383,080

		7,271,169

Diversified Financials – 4.2%
34,168	Apollo Global Management, Inc.	1,588,812
64,260	Carlyle Group, Inc. (The)	1,660,478
5,079	MSCI, Inc.	2,142,271

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
84,197	Nasdaq, Inc.	$ 4,772,286
50,057	Raymond James Financial, Inc.	4,946,633

		15,110,480

Energy – 4.6%
20,401	Cheniere Energy, Inc.	3,384,730
36,909	Chesapeake Energy Corp.	3,477,197
36,224	Devon Energy Corp.	2,178,149
18,640	Diamondback Energy, Inc.	2,245,374
153,989	Marathon Oil Corp.	3,477,072
40,344	Ovintiv, Inc.	1,855,824

		16,618,346

Food & Staples Retailing – 1.4%
61,892	Grocery Outlet Holding Corp.*	2,060,385
68,578	Performance Food Group Co.*	2,945,425

		5,005,810

Food, Beverage & Tobacco – 2.9%
67,618	Coca-Cola Europacific Partners PLC (United Kingdom)	2,881,879
74,080	McCormick & Co., Inc.	5,279,682
155,344	Utz Brands, Inc.	2,345,694

		10,507,255

Health Care Equipment & Services – 6.0%
27,925	AmerisourceBergen Corp.	3,779,090
23,981	Centene Corp.*	1,865,962
19,146	Cooper Cos., Inc. (The)	5,052,629
16,578	Quest Diagnostics, Inc.	2,033,955
14,096	Veeva Systems, Inc., Class A*	2,324,149
65,084	Zimmer Biomet Holdings, Inc.	6,804,532

		21,860,317

Insurance – 7.5%
35,468	Allstate Corp. (The)	4,416,830
16,868	American Financial Group, Inc.	2,073,583
77,228	Arch Capital Group Ltd.*	3,516,963
23,207	Arthur J Gallagher & Co.	3,973,503
50,364	Globe Life, Inc.	5,021,291
1,238	Markel Corp.*	1,342,264
65,958	Principal Financial Group, Inc.	4,758,870

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
57,958	Unum Group	$ 2,248,770

		27,352,074

Materials – 9.1%
52,870	Ashland, Inc.	5,021,064
75,885	ATI, Inc.*	2,019,300
133,041	Ball Corp.	6,428,541
63,933	Corteva, Inc.	3,653,771
23,649	Martin Marietta Materials, Inc.	7,617,107
25,938	PPG Industries, Inc.	2,871,077
77,876	Steel Dynamics, Inc.	5,525,302

		33,136,162

Media & Entertainment – 3.0%
33,502	Electronic Arts, Inc.	3,876,516
33,814	Live Nation Entertainment, Inc.*	2,571,217
214,711	Snap, Inc., Class A*	2,108,462
199,548	Warner Bros Discovery, Inc.*	2,294,802

		10,850,997

Pharmaceuticals, Biotechnology & Life Sciences – 1.6%
4,548	Argenx SE ADR (Netherlands)*	1,605,671
10,247	Biogen, Inc.*	2,735,949
19,849	Catalent, Inc.*	1,436,274

		5,777,894

Real Estate – 10.2%
52,809	Alexandria Real Estate Equities, Inc. REIT	7,403,294
89,394	Americold Realty Trust, Inc. REIT	2,199,092
32,314	AvalonBay Communities, Inc. REIT	5,951,916
79,360	CubeSmart REIT	3,179,162
32,261	Duke Realty Corp. REIT	1,554,980
44,194	Equity LifeStyle Properties, Inc. REIT	2,777,151
13,348	Essex Property Trust, Inc. REIT	3,233,286
79,453	Invitation Homes, Inc. REIT	2,683,128
45,197	Regency Centers Corp. REIT	2,433,858
70,754	Ventas, Inc. REIT	2,842,188
88,546	VICI Properties, Inc. REIT	2,643,098

		36,901,153

Retailing – 3.5%
45,589	Burlington Stores, Inc.*	5,100,953

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
25,509	Etsy, Inc.*	$ 2,554,216
64,986	National Vision Holdings, Inc.*	2,121,793
11,587	RH*	2,851,213

		12,628,175

Semiconductors & Semiconductor Equipment – 2.4%
36,290	MKS Instruments, Inc.	2,999,006
94,146	ON Semiconductor Corp.*	5,868,120

		8,867,126

Software & Services – 2.5%
21,893	Bill.com Holdings, Inc.*	2,897,976
78,949	Dynatrace, Inc.*	2,748,215
30,526	Global Payments, Inc.	3,298,334

		8,944,525

Technology Hardware & Equipment – 5.7%
72,995	Juniper Networks, Inc.	1,906,629
24,119	Keysight Technologies, Inc.*	3,795,366
32,143	Motorola Solutions, Inc.	7,199,068
404,682	Viavi Solutions, Inc.*	5,281,100
143,123	Vontier Corp.	2,391,585

		20,573,748

Transportation – 2.2%
48,556	Knight-Swift Transportation Holdings, Inc.	2,375,845
9,037	Old Dominion Freight Line, Inc.	2,248,135
8,457	Saia, Inc.*	1,606,830
49,336	United Airlines Holdings, Inc.*	1,604,900

		7,835,710

Utilities – 9.2%
209,033	AES Corp. (The)	4,724,146
86,003	Ameren Corp.	6,927,542
18,045	American Water Works Co., Inc.	2,348,737
69,403	CMS Energy Corp.	4,042,031
41,120	NextEra Energy Partners LP	2,973,387
48,632	Public Service Enterprise Group, Inc.	2,734,577
40,220	WEC Energy Group, Inc.	3,596,875

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
92,205	Xcel Energy, Inc.	$ 5,901,120

		33,248,415

TOTAL COMMON STOCKS (Cost $344,254,530)		$360,857,725

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
857,473	2.911%	$ 857,473
(Cost $857,473)

TOTAL INVESTMENTS – 99.8% (Cost $345,112,003)		$361,715,198

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		616,750

NET ASSETS – 100.0%		$362,331,948

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Automobiles & Components – 0.3%
736	Adient PLC*	$ 20,424
1,004	Fisker, Inc.*	7,580
4,167	Goodyear Tire & Rubber Co. (The)*	42,045
1,542	Holley, Inc.*	6,245
2,193	LCI Industries	222,502
4,537	Luminar Technologies, Inc.*(a)	33,052

		331,848

Banks – 12.1%
3,587	1st Source Corp.	166,078
2,753	Amalgamated Financial Corp.	62,080
11,531	Ameris Bancorp	515,551
23,986	Associated Banc-Corp.	481,639
9,676	BayCom Corp.	170,104
544	Berkshire Hills Bancorp, Inc.	14,851
7,036	Business First Bancshares, Inc.	151,485
21,772	Cadence Bank	553,227
6,726	Capital Bancorp, Inc.	155,371
4,022	Capital City Bank Group, Inc.	125,124
67,765	Capitol Federal Financial, Inc.	562,450
24,607	Central Pacific Financial Corp.	509,119
22,769	Columbia Banking System, Inc.	657,796
5,490	Community Bank System, Inc.	329,839
13,921	CrossFirst Bankshares, Inc.*	181,669
6,489	First Bancorp, Inc. (The)	178,772
13,071	First Financial Bankshares, Inc.	546,760
2,216	FVCBankcorp, Inc.*	42,481
1,031	Great Southern Bancorp, Inc.	58,839
8,614	Guaranty Bancshares, Inc.	297,958
15,173	Hancock Whitney Corp.	695,075
19,820	Hanmi Financial Corp.	469,338
3,588	Home Bancorp, Inc.	139,896
2,425	HomeTrust Bancshares, Inc.	53,593
37,011	Hope Bancorp, Inc.	467,819
5,271	Independent Bank Corp.	100,676
16,976	International Bancshares Corp.	721,480
24,649	Luther Burbank Corp.	286,421
14,370	Macatawa Bank Corp.	133,066
13,190	Merchants Bancorp	304,293
9,230	Metrocity Bankshares, Inc.	181,277
7,258	Northeast Bank	266,151
1,077	OFG Bancorp (Puerto Rico)	27,065
4,060	Origin Bancorp, Inc.	156,188
16,086	PCB Bancorp	290,674

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,697	Peoples Financial Services Corp.	$ 79,488
1,793	Provident Bancorp, Inc.	25,658
1,565	Sierra Bancorp	30,909
1,641	Silvergate Capital Corp., Class A*	123,649
2,940	South Plains Financial, Inc.	81,026
3,783	Southern First Bancshares, Inc.*	157,600
4,830	SouthState Corp.	382,150
2,986	Towne Bank	80,114
17,517	TrustCo Bank Corp.	550,384
22,150	Trustmark Corp.	678,455
1,410	United Community Banks, Inc.	46,671
1,299	USCB Financial Holdings, Inc.*	17,030
2,676	Veritex Holdings, Inc.	71,155

		12,378,494

Capital Goods – 8.5%
1,167	AAR Corp.*	41,802
194	Applied Industrial Technologies, Inc.	19,939
3,179	Arcosa, Inc.	181,775
117	Argan, Inc.	3,764
7,773	Array Technologies, Inc.*	128,876
4,650	Atkore, Inc.*	361,817
10,128	Bloom Energy Corp., Class A*	202,459
2,290	Chart Industries, Inc.*	422,162
10,673	Columbus McKinnon Corp.	279,206
1,139	Construction Partners, Inc., Class A*	29,876
1,914	Douglas Dynamics, Inc.	53,630
3,293	Dycom Industries, Inc.*	314,580
6,297	Encore Wire Corp.	727,555
10,131	Fluor Corp.*	252,161
23,257	FTC Solar, Inc.*	68,841
7,251	FuelCell Energy, Inc.*	24,726
19,557	H&E Equipment Services, Inc.	554,245
9,418	Hudson Technologies, Inc.*	69,222
5,196	Janus International Group, Inc.*	46,348
24,827	Kennametal, Inc.	510,940
4,221	Kratos Defense & Security Solutions, Inc.*	42,885
7,420	Lightning eMotors, Inc.*	11,501
439	Maxar Technologies, Inc.	8,218
18,851	Microvast Holdings, Inc.*(a)	34,120
8,859	Miller Industries, Inc.	188,608
21,944	MRC Global, Inc.*	157,777
13,790	Mueller Industries, Inc.	819,678
4,529	MYR Group, Inc.*	383,742

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
4,190	National Presto Industries, Inc.	$ 272,560
2,854	Northwest Pipe Co.*	80,198
12,103	NOW, Inc.*	121,635
607	Parsons Corp.*	23,794
1,212	Powell Industries, Inc.	25,549
22,510	Primoris Services Corp.	365,788
781	Rush Enterprises, Inc., Class A	34,255
9,935	Shoals Technologies Group, Inc., Class A*	214,099
11,439	Stem, Inc.*	152,596
5,117	Sterling Infrastructure, Inc.*	109,862
4,009	Textainer Group Holdings Ltd. (China)	107,682
2,337	Thermon Group Holdings, Inc.*	36,013
20,395	Titan International, Inc.*	247,595
8,285	Titan Machinery, Inc.*	234,134
3,388	TPI Composites, Inc.*	38,217
8,771	Tutor Perini Corp.*	48,416
3,190	UFP Industries, Inc.	230,190
267	V2X, Inc.*	9,452
23,139	Wabash National Corp.	360,043

		8,652,531

Commercial & Professional Services – 1.4%
3,072	Aris Water Solution, Inc., Class A	39,199
6,987	BrightView Holdings, Inc.*	55,477
14,498	Ennis, Inc.	291,845
1,844	Exponent, Inc.	161,664
1,538	Forrester Research, Inc.*	55,383
1,283	Franklin Covey Co.*	58,235
17,725	Heritage-Crystal Clean, Inc.*	524,128
232	Matthews International Corp., Class A	5,199
988	Montrose Environmental Group, Inc.*	33,246
4,505	Red Violet, Inc.*(a)	78,027
512	UniFirst Corp.	86,134
6,960	Upwork, Inc.*	94,795

		1,483,332

Consumer Durables & Apparel – 2.0%
16,285	Allbirds, Inc., Class A*	49,506
378	Cavco Industries, Inc.*	77,777
18,897	Dream Finders Homes, Inc., Class A*(a)	200,308
4,250	GoPro, Inc., Class A*	20,953
4,972	Installed Building Products, Inc.	402,682
250	iRobot Corp.*	14,083
343	KB Home	8,891

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
5,514	Landsea Homes Corp.*	$ 26,302
1,902	Legacy Housing Corp.*	32,619
1,772	LGI Homes, Inc.*	144,188
6,715	M/I Homes, Inc.*	243,284
8,571	Malibu Boats, Inc., Class A*	411,322
10,133	MasterCraft Boat Holdings, Inc.*	191,007
1,190	Movado Group, Inc.	33,534
3,851	Skyline Champion Corp.*	203,602
721	Smith & Wesson Brands, Inc.	7,477
1,687	Solo Brands, Inc., Class A*	6,411

		2,073,946

Consumer Services – 3.7%
1,202	Biglari Holdings, Inc., Class B*	138,951
28,962	Bloomin’ Brands, Inc.	530,873
12,058	Chuy’s Holdings, Inc.*	279,504
12,213	Dave & Buster’s Entertainment, Inc.*	378,969
13,882	Denny’s Corp.*	130,630
711	Dine Brands Global, Inc.	45,191
2,876	Duolingo, Inc.*	273,882
2,891	First Watch Restaurant Group, Inc.*	41,862
52	Graham Holdings Co., Class B	27,975
13,814	Hilton Grand Vacations, Inc.*	454,342
14,232	International Game Technology PLC	224,866
2,695	Kura Sushi USA, Inc., Class A*	198,298
16,875	Red Rock Resorts, Inc., Class A	578,138
7,102	Ruth’s Hospitality Group, Inc.	119,740
669	Shake Shack, Inc., Class A*	30,092
1,959	Texas Roadhouse, Inc.	170,942
957	Wingstop, Inc.	120,027
2,044	Xponential Fitness, Inc., Class A*	37,323

		3,781,605

Diversified Financials – 3.4%
4,973	A-Mark Precious Metals, Inc.	141,183
21,442	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	280,033
5,969	BrightSpire Capital, Inc. REIT	37,664
59,310	Chimera Investment Corp. REIT	309,598
8,711	FirstCash Holdings, Inc.	638,952
12,230	Focus Financial Partners, Inc., Class A*	385,367
1,621	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	48,517
1,237	Houlihan Lokey, Inc.	93,245

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
1,845	LendingClub Corp.*	$ 20,387
251	Nelnet, Inc., Class A	19,877
13,302	Nexpoint Real Estate Finance, Inc. REIT	199,264
13,163	Oppenheimer Holdings, Inc., Class A	407,790
1,679	PJT Partners, Inc., Class A	112,191
5,338	Regional Management Corp.	149,677
24,359	TPG RE Finance Trust, Inc. REIT	170,513
18,997	Victory Capital Holdings, Inc., Class A	442,820

		3,457,078

Energy – 5.8%
4,384	Brigham Minerals, Inc., Class A	108,153
1,528	Cactus, Inc., Class A	58,721
5,081	Callon Petroleum Co.*	177,886
1,222	Civitas Resources, Inc.	70,131
10,942	Comstock Resources, Inc.*	189,187
1,050	CONSOL Energy, Inc.	67,536
7,898	CVR Energy, Inc.	228,884
17,380	DHT Holdings, Inc.	131,393
13,586	Golar LNG Ltd. (Cameroon)*	338,563
2,216	Helix Energy Solutions Group, Inc.*	8,554
27,723	Kosmos Energy Ltd. (Ghana)*	143,328
2,419	Laredo Petroleum, Inc.*	152,034
17,831	Liberty Energy, Inc.*	226,097
34,589	Magnolia Oil & Gas Corp., Class A	685,208
5,124	Matador Resources Co.	250,666
5,257	Murphy Oil Corp.	184,889
27,101	NexTier Oilfield Solutions, Inc.*	200,547
3,790	Noble Corp. PLC*	112,108
24,081	Oil States International, Inc.*	93,675
6,062	PBF Energy, Inc., Class A*	213,140
1,502	REX American Resources Corp.*	41,936
37,294	RPC, Inc.	258,447
7,923	SandRidge Energy, Inc.*	129,224
16,447	Scorpio Tankers, Inc. (Monaco)	691,432
17,942	SM Energy Co.	674,799
13,192	Teekay Corp. (Bermuda)*	47,359
5,691	Teekay Tankers Ltd., Class A (Bermuda)*	156,730
29,343	Tellurian, Inc.*	70,130
9,382	TETRA Technologies, Inc.*	33,681
7,004	US Silica Holdings, Inc.*	76,694
22,910	W&T Offshore, Inc.*	134,253

		5,955,385

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 0.6%
13,626	Chefs’ Warehouse, Inc. (The)*	$ 394,745
2,112	Ingles Markets, Inc., Class A	167,292
4,556	Natural Grocers by Vitamin Cottage, Inc.	49,159

		611,196

Food, Beverage & Tobacco – 2.5%
2,980	Alico, Inc.	84,155
635	B&G Foods, Inc.	10,471
12,667	Cal-Maine Foods, Inc.	704,158
865	Coca-Cola Consolidated, Inc.	356,146
21,802	Duckhorn Portfolio, Inc. (The)*	314,603
5,920	John B Sanfilippo & Son, Inc.	448,322
39,976	Primo Water Corp.	501,699
7,406	SunOpta, Inc. (Canada)*	67,395
2,369	Tootsie Roll Industries, Inc.	78,840

		2,565,789

Health Care Equipment & Services – 7.9%
569	Addus HomeCare Corp.*	54,192
22,956	AirSculpt Technologies, Inc.	147,607
13,076	Alignment Healthcare, Inc.*	154,820
5,542	AMN Healthcare Services, Inc.*	587,230
2,649	AngioDynamics, Inc.*	54,199
2,049	Artivion, Inc.*	28,358
4,006	AtriCure, Inc.*	156,635
11,137	Avanos Medical, Inc.*	242,564
3,276	Aveanna Healthcare Holdings, Inc.*	4,914
10,274	Axonics, Inc.*	723,701
73,227	Brookdale Senior Living, Inc.*	312,679
22,364	Cano Health, Inc.*	193,896
2,758	Cardiovascular Systems, Inc.*	38,226
963	Castle Biosciences, Inc.*	25,115
32,033	Cerus Corp.*	115,319
10,342	Community Health Systems, Inc.*	22,235
956	CONMED Corp.	76,642
300	CorVel Corp.*	41,529
1,218	Cross Country Healthcare, Inc.*	34,555
3,056	Embecta Corp.	87,982
1,113	Ensign Group, Inc. (The)	88,483
28,280	Figs, Inc., Class A*	233,310
2,099	Glaukos Corp.*	111,751
2,828	Inari Medical, Inc.*	205,426
4,313	Inspire Medical Systems, Inc.*	764,997
11,998	Invitae Corp.*(a)	29,515

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
3,942	iRadimed Corp.	$ 118,496
900	iRhythm Technologies, Inc.*	112,752
1,760	Joint Corp. (The)*	27,650
2,619	LeMaitre Vascular, Inc.	132,731
3,587	LivaNova PLC*	182,112
3,800	OPKO Health, Inc.*	7,182
1,296	Outset Medical, Inc.*	20,645
972	Pennant Group, Inc. (The)*	10,119
1,117	Progyny, Inc.*	41,396
9,088	Pulmonx Corp.*	151,406
6,136	RadNet, Inc.*	124,868
18,205	Schrodinger, Inc.*	454,761
3,364	Shockwave Medical, Inc.*	935,427
4,844	Silk Road Medical, Inc.*	217,980
9,787	Surgery Partners, Inc.*	229,016
5,532	Surmodics, Inc.*	168,173
2,165	Tactile Systems Technology, Inc.*	16,865
3,841	TransMedics Group, Inc.*	160,323
3,384	Utah Medical Products, Inc.	288,689
28,805	ViewRay, Inc.*	104,850

		8,041,321

Household & Personal Products – 0.4%
12,955	BellRing Brands, Inc.*	267,003
3,525	Herbalife Nutrition Ltd.*	70,112
2,186	Veru, Inc.*(a)	25,183

		362,298

Insurance – 4.7%
19,214	American Equity Investment Life Holding Co.	716,490
11,577	AMERISAFE, Inc.	540,993
15,163	Argo Group International Holdings Ltd.	292,039
4,852	BRP Group, Inc., Class A*	127,850
35,479	CNO Financial Group, Inc.	637,558
29,733	Crawford & Co., Class A	170,668
16,663	Employers Holdings, Inc.	574,707
53,160	Genworth Financial, Inc., Class A*	186,060
12,549	Goosehead Insurance, Inc., Class A*	447,246
887	Investors Title Co.	125,067
170	National Western Life Group, Inc., Class A	29,036
3,436	Palomar Holdings, Inc.*	287,662
9,156	ProAssurance Corp.	178,634

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
12,625	Stewart Information Services Corp.	$ 550,955

		4,864,965

Materials – 4.5%
4,379	5E Advanced Materials, Inc.*(a)	44,491
3,194	Alpha Metallurgical Resources, Inc.	437,067
11,857	Aspen Aerogels, Inc.*	109,322
4,929	Century Aluminum Co.*	26,025
13,638	Diversey Holdings Ltd.*	66,281
14,532	FutureFuel Corp.	87,773
4,951	Innospec, Inc.	424,152
5,848	Intrepid Potash, Inc.*	231,405
23,957	LSB Industries, Inc.*	341,387
11,425	Minerals Technologies, Inc.	564,509
2,504	Pactiv Evergreen, Inc.	21,860
6,286	Piedmont Lithium, Inc.*(a)	336,238
4,727	Ryerson Holding Corp.	121,673
18,922	Summit Materials, Inc., Class A*	453,371
24,128	SunCoke Energy, Inc.	140,184
6,912	Sylvamo Corp.	234,317
22,903	Tronox Holdings PLC, Class A	280,562
857	United States Lime & Minerals, Inc.	87,585
21,648	Warrior Met Coal, Inc.	615,669

		4,623,871

Media & Entertainment – 2.3%
10,609	Bumble, Inc., Class A*	227,987
16,290	Cargurus, Inc.*	230,829
29,161	Clear Channel Outdoor Holdings, Inc.*	39,951
130	Daily Journal Corp.*	33,331
4,809	DHI Group, Inc.*	25,872
23,090	EW Scripps Co. (The), Class A*	260,224
5,032	IMAX Corp.*	71,052
10,923	Scholastic Corp.	335,991
11,850	Sinclair Broadcast Group, Inc., Class A	214,367
5,851	TechTarget, Inc.*	346,379
29,429	Vimeo, Inc.*	117,716
25,397	ZipRecruiter, Inc., Class A*	419,051

		2,322,750

Pharmaceuticals, Biotechnology & Life Sciences – 11.1%
7,933	2seventy bio, Inc.*	115,425
4,851	AbCellera Biologics, Inc. (Canada)*	47,976
12,451	ACADIA Pharmaceuticals, Inc.*	203,698

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
4,438	Aclaris Therapeutics, Inc.*	$ 69,854
23,125	Adaptive Biotechnologies Corp.*	164,650
16,111	Alector, Inc.*	152,410
27,103	Alkermes PLC*	605,210
3,920	ALX Oncology Holdings, Inc.*	37,514
28,056	Amicus Therapeutics, Inc.*	292,905
3,332	Apellis Pharmaceuticals, Inc.*	227,576
6,752	Arcus Biosciences, Inc.*	176,632
1,263	Arcutis Biotherapeutics, Inc.*	24,136
9,002	Arrowhead Pharmaceuticals, Inc.*	297,516
8,196	Arvinas, Inc.*	364,640
3,383	Atara Biotherapeutics, Inc.*	12,788
5,177	Athira Pharma, Inc.*	15,376
22,169	Aurinia Pharmaceuticals, Inc. (Canada)*	166,711
1,108	Avidity Biosciences, Inc.*	18,094
4,935	Axsome Therapeutics, Inc.*	220,200
950	Beam Therapeutics, Inc.*	45,258
11,609	BioCryst Pharmaceuticals, Inc.*	146,273
8,569	Bridgebio Pharma, Inc.*	85,176
374	Cassava Sciences, Inc.*	15,641
8,206	Catalyst Pharmaceuticals, Inc.*	105,283
31,593	Codexis, Inc.*	191,454
1,390	Cogent Biosciences, Inc.*	20,739
2,185	Collegium Pharmaceutical, Inc.*	35,004
5,270	CTI BioPharma Corp.*	30,671
3,044	Cullinan Oncology, Inc.*	39,024
8,019	Day One Biopharmaceuticals, Inc.*(a)	160,621
5,023	Deciphera Pharmaceuticals, Inc.*	92,925
9,935	Denali Therapeutics, Inc.*	304,905
3,741	Design Therapeutics, Inc.*	62,550
4,218	Dynavax Technologies Corp.*	44,036
7,031	Editas Medicine, Inc.*	86,059
4,168	Erasca, Inc.*(a)	32,510
11,143	Esperion Therapeutics, Inc.*	74,658
8,004	Fate Therapeutics, Inc.*	179,370
19,121	Generation Bio Co.*	101,533
19,933	Gossamer Bio, Inc.*	238,797
5,188	Harmony Biosciences Holdings, Inc.*	229,777
11,330	Heron Therapeutics, Inc.*	47,813
5,467	IGM Biosciences, Inc.*	124,320
5,197	Inhibrx, Inc.*	93,286
1,980	Inotiv, Inc.*	33,363
14,236	Insmed, Inc.*	306,643
3,254	Instil Bio, Inc.*	15,749

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
2,914	Intra-Cellular Therapies, Inc.*	$ 135,588
10,747	Iovance Biotherapeutics, Inc.*	102,956
3,224	iTeos Therapeutics, Inc.*	61,417
7,645	IVERIC bio, Inc.*	137,151
13,242	KalVista Pharmaceuticals, Inc.*	192,141
1,202	Karuna Therapeutics, Inc.*	270,366
3,593	Keros Therapeutics, Inc.*	135,169
9,109	Kezar Life Sciences, Inc.*	78,428
1,828	Kiniksa Pharmaceuticals Ltd., Class A*	23,472
10,687	Kodiak Sciences, Inc.*	82,717
16,930	Kura Oncology, Inc.*	231,264
439	Madrigal Pharmaceuticals, Inc.*	28,531
8,187	MannKind Corp.*	25,298
5,555	Medpace Holdings, Inc.*	873,079
8,952	MeiraGTx Holdings PLC*	75,286
1,278	Mirum Pharmaceuticals, Inc.*	26,851
1,467	Morphic Holding, Inc.*	41,516
5,923	NGM Biopharmaceuticals, Inc.*	77,473
893	Nkarta, Inc.*	11,752
13,993	Nurix Therapeutics, Inc.*	182,329
23,919	Organogenesis Holdings, Inc.*	77,498
3,968	Phathom Pharmaceuticals, Inc.*(a)	43,965
19,853	Phibro Animal Health Corp., Class A	263,846
6,120	PMV Pharmaceuticals, Inc.*	72,828
30,480	Praxis Precision Medicines, Inc.*	69,190
2,321	Protagonist Therapeutics, Inc.*	19,566
1,184	Prothena Corp. PLC (Ireland)*	71,786
6,092	PTC Therapeutics, Inc.*	305,818
2,871	Rallybio Corp.*	41,543
1,876	RAPT Therapeutics, Inc.*	45,137
4,491	REVOLUTION Medicines, Inc.*	88,563
748	Sage Therapeutics, Inc.*	29,292
15,200	Sana Biotechnology, Inc.*	91,200
1,323	SpringWorks Therapeutics, Inc.*	37,745
37,795	Sutro Biopharma, Inc.*	209,762
6,333	Travere Therapeutics, Inc.*	156,045
14,206	Tricida, Inc.*(a)	148,879
41,140	Vanda Pharmaceuticals, Inc.*	406,463
1,960	Ventyx Biosciences, Inc.*	68,424
6,161	Vir Biotechnology, Inc.*	118,784

		11,315,867

Real Estate – 6.0%
29,107	Alexander & Baldwin, Inc. REIT	482,594

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
6,647	Apple Hospitality REIT, Inc. REIT	$ 93,457
13,966	Braemar Hotels & Resorts, Inc. REIT	60,054
46,233	Chatham Lodging Trust REIT*	456,320
5,733	Community Healthcare Trust, Inc. REIT	187,756
67,844	DiamondRock Hospitality Co. REIT	509,508
1,364	Essential Properties Realty Trust, Inc. REIT	26,530
50,724	Global Medical REIT, Inc. REIT	432,168
15,492	Macerich Co. (The) REIT	123,006
14,721	Newmark Group, Inc., Class A	118,651
12,451	NexPoint Residential Trust, Inc. REIT	575,361
39,459	Outfront Media, Inc. REIT	599,382
54,196	RLJ Lodging Trust REIT	548,464
6,405	RPT Realty REIT	48,422
3,080	Service Properties Trust REIT	15,985
14,904	St Joe Co. (The)	477,375
26,571	STAG Industrial, Inc. REIT	755,414
8,122	Tanger Factory Outlet Centers, Inc. REIT	111,109
7,503	Terreno Realty Corp. REIT	397,584
11,099	Uniti Group, Inc. REIT	77,138

		6,096,278

Retailing – 4.0%
6,189	Aaron’s Co., Inc. (The)	60,157
25,650	aka Brands Holding Corp.*(a)	37,192
6,850	Arko Corp.	64,322
3,289	Asbury Automotive Group, Inc.*	496,968
1,741	Boot Barn Holdings, Inc.*	101,779
4,641	Buckle, Inc. (The)	146,934
8,861	Build-A-Bear Workshop, Inc.	118,117
18,349	CarParts.com, Inc.*	94,864
157	Dillard’s, Inc., Class A	42,823
26,403	EVgo, Inc.*(a)	208,848
4,635	Group 1 Automotive, Inc.	662,202
4,377	MarineMax, Inc.*	130,391
3,497	Murphy USA, Inc.	961,360
3,224	PetMed Express, Inc.	62,932
13,713	Poshmark, Inc., Class A*	214,883
50,157	RealReal, Inc. (The)*	75,236
8,300	Sonic Automotive, Inc., Class A	359,390
20,396	Volta, Inc.*(a)	24,679
11,347	Warby Parker, Inc., Class A*(a)	151,369
143	Winmark Corp.	30,937

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
906	Xometry, Inc., Class A*(a)	$ 51,452

		4,096,835

Semiconductors & Semiconductor Equipment – 2.4%
763	Ambarella, Inc.*	42,865
9,215	Axcelis Technologies, Inc.*	558,060
901	AXT, Inc.*	6,037
748	Cohu, Inc.*	19,283
8,097	Diodes, Inc.*	525,576
5,613	FormFactor, Inc.*	140,606
2,260	Kulicke & Soffa Industries, Inc. (Singapore)	87,078
13,534	MaxLinear, Inc.*	441,479
6,337	Power Integrations, Inc.	407,596
15,396	Rockley Photonics Holdings Ltd.*(a)	10,933
4,570	Semtech Corp.*	134,404
2,855	Ultra Clean Holdings, Inc.*	73,516
3,007	Veeco Instruments, Inc.*	55,088

		2,502,521

Software & Services – 8.2%
11,851	A10 Networks, Inc.	157,263
19,750	ACI Worldwide, Inc.*	412,775
9,813	Alarm.com Holdings, Inc.*	636,471
1,775	Altair Engineering, Inc., Class A*	78,490
16,555	American Software, Inc., Class A	253,623
11,992	Amplitude, Inc., Class A*	185,516
10,464	Asana, Inc., Class A*	232,615
4,780	Cass Information Systems, Inc.	165,818
27,115	Cleanspark, Inc.*(a)	86,226
27,417	Clear Secure, Inc., Class A*	626,753
11,653	CommVault Systems, Inc.*	618,075
3,107	Conduent, Inc.*	10,377
602	Consensus Cloud Solutions, Inc.*	28,475
7,033	Cyxtera Technologies, Inc.*	28,695
725	Domo, Inc., Class B*	13,043
3,385	Duck Creek Technologies, Inc.*	40,112
22,262	E2open Parent Holdings, Inc.*	135,130
2,241	Ebix, Inc.	42,512
12,549	EngageSmart, Inc.*	259,639
15,313	EVERTEC, Inc. (Puerto Rico)	480,062
4,555	ExlService Holdings, Inc.*	671,225
7,653	Flywire Corp.*	175,713
3,581	Hackett Group, Inc. (The)	63,455
10,427	I3 Verticals, Inc., Class A*	208,853

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
8,544	Instructure Holdings, Inc.*	$ 190,360
1,083	LiveRamp Holdings, Inc.*	19,667
12,379	Maximus, Inc.	716,373
188	MicroStrategy, Inc., Class A*(a)	39,905
3,599	Model N, Inc.*	123,194
3,785	Perficient, Inc.*	246,101
1,592	Q2 Holdings, Inc.*	51,262
9,347	Rapid7, Inc.*	400,986
1,739	Sabre Corp.*	8,956
4,294	Sapiens International Corp. NV (Israel)	82,359
1,262	SecureWorks Corp., Class A*	10,159
1,121	Sprout Social, Inc., Class A*	68,022
3,642	SPS Commerce, Inc.*	452,446
1,171	Tucows, Inc., Class A*	43,807
14,524	Unisys Corp.*	109,656
1,153	Varonis Systems, Inc.*	30,577
18,949	Zuora, Inc., Class A*	139,844

		8,344,590

Technology Hardware & Equipment – 2.8%
3,552	Belden, Inc.	213,191
3,688	Clearfield, Inc.*	385,912
7,150	CompoSecure, Inc.*	35,822
9,531	ePlus, Inc.*	395,918
4,138	Fabrinet (Thailand)*	394,972
4,959	Identiv, Inc.*	62,186
8,879	NetScout Systems, Inc.*	278,090
3,513	PC Connection, Inc.	158,401
222	ScanSource, Inc.*	5,863
3,160	Super Micro Computer, Inc.*	174,021
1,045	TTM Technologies, Inc.*	13,773
35,071	Vishay Intertechnology, Inc.	623,913
5,234	Vishay Precision Group, Inc.*	154,874

		2,896,936

Telecommunication Services – 0.3%
40,720	Globalstar, Inc.*	64,745
6,076	Iridium Communications, Inc.*	269,592

		334,337

Transportation – 2.2%
1,390	ArcBest Corp.	101,095
34,238	Costamare, Inc. (Monaco)	306,430
3,876	Eagle Bulk Shipping, Inc.	167,366

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
3,695	Genco Shipping & Trading Ltd.	$ 46,298
21,670	Heartland Express, Inc.	310,098
1,233	Joby Aviation, Inc.*	5,339
29,664	Marten Transport Ltd.	568,362
1,741	Matson, Inc.	107,106
5,232	PAM Transportation Services, Inc.*	161,983
93,121	Safe Bulkers, Inc. (Greece) (a)	230,009
616	Saia, Inc.*	117,040
8,371	Sun Country Airlines Holdings, Inc.*	113,929

		2,235,055

Utilities – 0.9%
692	American States Water Co.	53,941
9,691	ONE Gas, Inc.	682,149
9,944	Sunnova Energy International, Inc.*	219,564

		955,654

TOTAL COMMON STOCKS (Cost $110,807,252)		$100,284,482

Shares	Dividend Rate	Value

Investment Company – 0.6%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
594,688	2.911%	$ 594,688
(Cost $594,688)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $111,401,940)		$100,879,170

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,761,233	2.911%	$ 1,761,233
(Cost $1,761,233)

TOTAL INVESTMENTS – 100.3% (Cost $113,163,173)		$102,640,403

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(306,813)

NET ASSETS – 100.0%		$102,333,590

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	20	12/16/22	$1,890,109	$(220,309)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Automobiles & Components – 4.0%
14,661	Aptiv PLC*	$ 1,146,637
30,945	Tesla, Inc.*	8,208,161

		9,354,798

Capital Goods – 1.7%
11,520	Boeing Co. (The)*	1,394,842
7,616	Deere & Co.	2,542,906

		3,937,748

Commercial & Professional Services – 1.2%
16,743	Verisk Analytics, Inc.	2,855,184

Consumer Durables & Apparel – 2.0%
6,220	Lululemon Athletica, Inc.*	1,738,863
34,571	NIKE, Inc., Class B	2,873,542

		4,612,405

Consumer Services – 2.3%
1,534	Chipotle Mexican Grill, Inc.*	2,305,234
12,983	McDonald’s Corp.	2,995,697

		5,300,931

Diversified Financials – 1.7%
43,669	Charles Schwab Corp. (The)	3,138,491
8,046	Intercontinental Exchange, Inc.	726,956

		3,865,447

Food, Beverage & Tobacco – 3.9%
57,376	Coca-Cola Co. (The)	3,214,204
34,170	McCormick & Co., Inc.	2,435,296
26,680	Mondelez International, Inc., Class A	1,462,864
22,425	Monster Beverage Corp.*	1,950,078

		9,062,442

Health Care Equipment & Services – 7.6%
71,262	Boston Scientific Corp.*	2,759,977
6,545	Humana, Inc.	3,175,569
7,166	Insulet Corp.*	1,643,880
13,642	Intuitive Surgical, Inc.*	2,557,057
12,002	UnitedHealth Group, Inc.	6,061,490

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
8,946	Veeva Systems, Inc., Class A*	$ 1,475,016

		17,672,989

Household & Personal Products – 2.4%
7,715	Estee Lauder Cos., Inc. (The), Class A	1,665,668
30,748	Procter & Gamble Co. (The)	3,881,935

		5,547,603

Materials – 3.1%
7,842	Ecolab, Inc.	1,132,542
6,258	Linde PLC (United Kingdom)	1,687,094
3,898	Martin Marietta Materials, Inc.	1,255,507
15,119	Sherwin-Williams Co. (The)	3,095,615

		7,170,758

Media & Entertainment – 6.5%
71,362	Alphabet, Inc., Class A*	6,825,775
66,102	Alphabet, Inc., Class C*	6,355,708
17,878	Live Nation Entertainment, Inc.*	1,359,443
59,253	Snap, Inc., Class A*	581,864

		15,122,790

Pharmaceuticals, Biotechnology & Life Sciences – 7.2%
5,018	Alnylam Pharmaceuticals, Inc.*	1,004,403
5,947	Argenx SE ADR (Netherlands)*	2,099,588
8,832	BioMarin Pharmaceutical, Inc.*	748,689
10,140	Danaher Corp.	2,619,061
18,286	Eli Lilly & Co.	5,912,778
7,971	Sarepta Therapeutics, Inc.*	881,114
13,311	Seagen, Inc.*	1,821,344
7,007	West Pharmaceutical Services, Inc.	1,724,283

		16,811,260

Real Estate – 1.7%
10,852	American Tower Corp. REIT	2,329,924
3,038	Equinix, Inc. REIT	1,728,136

		4,058,060

Retailing – 8.7%
132,823	Amazon.com, Inc.*	15,008,999

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
12,427	Etsy, Inc.*	$ 1,244,315
5,438	RH*	1,338,129
32,325	Ross Stores, Inc.	2,724,028

		20,315,471

Semiconductors & Semiconductor Equipment – 5.1%
10,168	KLA Corp.	3,077,142
66,477	Marvell Technology, Inc.	2,852,528
48,276	NVIDIA Corp.	5,860,224

		11,789,894

Software & Services – 22.9%
14,480	Accenture PLC, Class A	3,725,704
8,627	Adobe, Inc.*	2,374,150
7,582	Atlassian Corp. PLC, Class A*	1,596,693
10,875	Bill.com Holdings, Inc.*	1,439,524
3,887	HubSpot, Inc.*	1,049,956
21,205	Mastercard, Inc., Class A	6,029,430
105,772	Microsoft Corp.	24,634,299
26,979	PayPal Holdings, Inc.*	2,322,083
13,368	Salesforce, Inc.*	1,922,853
7,220	ServiceNow, Inc.*	2,726,344
10,594	Snowflake, Inc., Class A*	1,800,556
15,190	Visa, Inc., Class A	2,698,504
5,654	Zscaler, Inc.*	929,348

		53,249,444

Technology Hardware & Equipment – 14.1%
33,068	Amphenol Corp., Class A	2,214,233
220,522	Apple, Inc.	30,476,141

		32,690,374

Transportation – 2.7%
8,831	Old Dominion Freight Line, Inc.	2,196,888
9,030	Union Pacific Corp.	1,759,224
14,166	United Parcel Service, Inc., Class B	2,288,376

		6,244,488

TOTAL COMMON STOCKS (Cost $130,918,185)		$229,662,086

Shares	Dividend Rate	Value

Investment Company – 1.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,737,516	2.911%	$ 2,737,516
(Cost $2,737,516)

TOTAL INVESTMENTS – 100.0% (Cost $133,655,701)		$232,399,602

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		65,850

NET ASSETS – 100.0%		$232,465,452

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Automobiles & Components – 3.9%
55,649	Ford Motor Co.	$ 623,269
97,145	General Motors Co.	3,117,383
26,756	Tesla, Inc.*	7,097,029

		10,837,681

Banks – 2.0%
16,365	BOK Financial Corp.	1,454,194
58,443	Citigroup, Inc.	2,435,320
2,379	East West Bancorp, Inc.	159,726
524	JPMorgan Chase & Co.	54,758
149,141	New York Community Bancorp, Inc.	1,272,172

		5,376,170

Capital Goods – 1.8%
20,961	AMETEK, Inc.	2,377,187
2,917	Lockheed Martin Corp.	1,126,808
1,258	PACCAR, Inc.	105,282
3,544	Parker-Hannifin Corp.	858,747
13,288	Pentair PLC	539,891

		5,007,915

Commercial & Professional Services – 1.6%
3,321	Cintas Corp.	1,289,179
22,740	Republic Services, Inc.	3,093,550

		4,382,729

Consumer Durables & Apparel – 0.0%(a)
807	Whirlpool Corp.	108,792

Consumer Services – 1.3%
637	Booking Holdings, Inc.*	1,046,725
15,935	Marriott International, Inc., Class A	2,233,131
4,462	Wyndham Hotels & Resorts, Inc.	273,743

		3,553,599

Diversified Financials – 8.4%
3,201	Ameriprise Financial, Inc.	806,492
75,339	Bank of New York Mellon Corp. (The)	2,902,058
26,868	Berkshire Hathaway, Inc., Class B*	7,174,293
33,933	Capital One Financial Corp.	3,127,605
19,212	CME Group, Inc.	3,403,021
15,276	Equitable Holdings, Inc.	402,523

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
3,779	Intercontinental Exchange, Inc.	$ 341,433
4,448	MarketAxess Holdings, Inc.	989,635
7,564	Northern Trust Corp.	647,176
16,585	Stifel Financial Corp.	860,927
86,440	Synchrony Financial	2,436,744

		23,091,907

Energy – 3.6%
25,345	Antero Resources Corp.*	773,783
15,584	Devon Energy Corp.	937,066
1,305	EOG Resources, Inc.	145,808
6,078	Exxon Mobil Corp.	530,670
32,773	Halliburton Co.	806,871
186,040	Kinder Morgan, Inc.	3,095,706
3,071	Marathon Petroleum Corp.	305,042
7,917	Pioneer Natural Resources Co.	1,714,268
4,281	Schlumberger NV	153,688
14,350	Valero Energy Corp.	1,533,297

		9,996,199

Food & Staples Retailing – 0.6%
3,670	Casey’s General Stores, Inc.	743,248
1,825	Costco Wholesale Corp.	861,893

		1,605,141

Food, Beverage & Tobacco – 2.6%
10,961	Keurig Dr Pepper, Inc.	392,623
56,400	Kraft Heinz Co. (The)	1,880,940
62,650	Mondelez International, Inc., Class A	3,435,099
6,530	PepsiCo, Inc.	1,066,088
5,770	Philip Morris International, Inc.	478,968

		7,253,718

Health Care Equipment & Services – 9.9%
84,739	Boston Scientific Corp.*	3,281,942
40,616	Centene Corp.*	3,160,331
13,134	Cigna Corp.	3,644,291
8,518	Elevance Health, Inc.	3,869,216
7,103	Humana, Inc.	3,446,305
4,349	Intuitive Surgical, Inc.*	815,177
45,724	Medtronic PLC	3,692,213
9,398	Molina Healthcare, Inc.*	3,099,836

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
4,048	UnitedHealth Group, Inc.	$ 2,044,402
3,358	Universal Health Services, Inc., Class B	296,108

		27,349,821

Household & Personal Products – 1.5%
24,714	Kimberly-Clark Corp.	2,781,314
10,081	Procter & Gamble Co. (The)	1,272,726

		4,054,040

Insurance – 2.8%
15,529	American Financial Group, Inc.	1,908,980
19,519	Chubb Ltd.	3,550,116
19,594	Lincoln National Corp.	860,372
9,706	Marsh & McLennan Cos., Inc.	1,449,009

		7,768,477

Materials – 3.9%
7,879	CF Industries Holdings, Inc.	758,354
2,737	Corteva, Inc.	156,420
33,881	Freeport-McMoRan, Inc.	925,968
803	International Flavors & Fragrances, Inc.	72,936
15,182	Linde PLC (United Kingdom)	4,092,915
2,151	Martin Marietta Materials, Inc.	692,816
60,780	Mosaic Co. (The)	2,937,497
5,816	Sherwin-Williams Co. (The)	1,190,826

		10,827,732

Media & Entertainment – 5.3%
76,139	Alphabet, Inc., Class C*	7,320,765
8,337	Charter Communications, Inc., Class A*	2,529,029
23,111	Meta Platforms, Inc., Class A*	3,135,700
63,841	News Corp., Class A	964,638
44,575	Warner Bros Discovery, Inc.*	512,612

		14,462,744

Pharmaceuticals, Biotechnology & Life Sciences – 8.2%
11,103	AbbVie, Inc.	1,490,134
5,619	Agilent Technologies, Inc.	682,989
27,362	Avantor, Inc.*	536,295
2,037	Biogen, Inc.*	543,879
56,764	Gilead Sciences, Inc.	3,501,771
7,879	Horizon Therapeutics PLC*	487,631

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
11,152	Incyte Corp.*	$ 743,169
6,233	Johnson & Johnson	1,018,223
24,015	Merck & Co., Inc.	2,068,172
726	Mettler-Toledo International, Inc.*	787,071
1,058	Moderna, Inc.*	125,109
53,172	Pfizer, Inc.	2,326,807
15,255	Royalty Pharma PLC, Class A	612,946
7,641	Thermo Fisher Scientific, Inc.	3,875,439
12,596	Vertex Pharmaceuticals, Inc.*	3,647,046

		22,446,681

Real Estate – 5.9%
23,188	Camden Property Trust REIT	2,769,806
20,861	CubeSmart REIT	835,692
59,832	Host Hotels & Resorts, Inc. REIT	950,132
13,163	Life Storage, Inc. REIT	1,457,934
18,973	Mid-America Apartment Communities, Inc. REIT	2,942,143
33,940	National Storage Affiliates Trust REIT	1,411,225
9,284	Public Storage REIT	2,718,448
10,644	SBA Communications Corp. REIT	3,029,815

		16,115,195

Retailing – 6.5%
80,952	Amazon.com, Inc.*	9,147,576
13,346	AutoNation, Inc.*	1,359,557
1,590	AutoZone, Inc.*	3,405,669
1,889	Home Depot, Inc. (The)	521,251
60,251	LKQ Corp.	2,840,834
359	MercadoLibre, Inc. (Brazil)*	297,173
1,783	Penske Automotive Group, Inc.	175,501

		17,747,561

Semiconductors & Semiconductor Equipment – 4.2%
25,332	Applied Materials, Inc.	2,075,451
9,626	Broadcom, Inc.	4,274,040
3,415	Enphase Energy, Inc.*	947,560
5,450	First Solar, Inc.*	720,872
2,135	Lam Research Corp.	781,410
750	Monolithic Power Systems, Inc.	272,550
7,011	NVIDIA Corp.	851,065
9,905	Texas Instruments, Inc.	1,533,096

		11,456,044

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 12.8%
6,076	Adobe, Inc.*	$ 1,672,115
11,833	Fortinet, Inc.*	581,355
231	Gartner, Inc.*	63,916
9,723	Intuit, Inc.	3,765,912
4,657	Mastercard, Inc., Class A	1,324,172
76,470	Microsoft Corp.	17,809,863
16,884	Palo Alto Networks, Inc.*	2,765,430
6,665	Paycom Software, Inc.*	2,199,383
3,929	ServiceNow, Inc.*	1,483,630
5,126	Snowflake, Inc., Class A*	871,215
8,351	Toast, Inc., Class A*	139,629
14,549	VeriSign, Inc.*	2,527,161

		35,203,781

Technology Hardware & Equipment – 8.5%
118,209	Apple, Inc.	16,336,484
673	Arista Networks, Inc.*	75,975
107,487	Cisco Systems, Inc.	4,299,480
135,481	Hewlett Packard Enterprise Co.	1,623,062
2,957	Teledyne Technologies, Inc.*	997,899

		23,332,900

Transportation – 3.2%
120,659	CSX Corp.	3,214,356
37,661	Knight-Swift Transportation Holdings, Inc.	1,842,753
19,146	Union Pacific Corp.	3,730,023

		8,787,132

Utilities – 0.6%
8,805	Brookfield Renewable Corp., Class A	287,747
23,616	CMS Energy Corp.	1,375,396

		1,663,143

TOTAL INVESTMENTS – 99.1% (Cost $255,634,400)		$272,429,102

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		2,485,330

NET ASSETS – 100.0%		$274,914,432

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Less than 0.05%

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	3	12/16/22	$612,786	$(72,561)

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

EQUITY INDEX FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$195,746	$—	$—
Europe	858,175	—	—
North America	151,495,753	64,376	—

Total	$152,549,674	$64,376	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(103,505)	$—	$—

INTERNATIONAL EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$661,649	$—
Asia	151,800	21,110,785	—
Europe	1,095,825	41,868,312	—
North America	884,107	5,084,750	—
Oceania	—	7,638,849	—
Securities Lending Reinvestment Vehicle	139,472	—	—

Total	$2,271,204	$76,364,345	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(106,509)	$—	$—

LARGE CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$9,792,572	$—	$—
North America	345,903,955	—	—
Investment Company	1,092,078	—	—

Total	$356,788,605	$—	$—

MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$488,268	$—	$—
North America	47,428,450	—	—
Investment Company	2,072,519	—	—
Securities Lending Reinvestment Vehicle	373,133	—	—

Total	$50,362,370	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,487,550	$—	$—
North America	356,370,175	—	—
Investment Company	857,473	—	—

Total	$361,715,198	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$481,891	$—	$—
Asia	672,091	—	—
Europe	1,299,657	—	—
North America	97,830,843	—	—
Investment Company	594,688	—	—
Securities Lending Reinvestment Vehicle	1,761,233	—	—

Total	$102,640,403	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(220,309)	$—	$—

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,786,682	$—	$—
North America	225,875,404	—	—
Investment Company	2,737,516	—	—

Total	$232,399,602	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,092,915	$—	$—
North America	268,039,014	—	—
South America	297,173	—	—

Total	$272,429,102	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(72,561)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — The Large Cap Value, Mid Cap Growth, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Equity Index, International Equity Insights, Small Cap Equity Insights and U. S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, International Equity Insights, Large Cap Value, Mid Cap Growth, Mid Cap Value,, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will, and BNYM may, exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — A Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund`s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.